UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Semiannual Report

March 31, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

TETON WESTWOOD FUNDS

(Unaudited)

		Class AAA Shares							Class A Shares
		Average Annual Returns — March 31, 2023 (a)							Average Annual Returns — March 31, 2023 (a)(b)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements
Mighty Mites Fund	(5.02)%	4.02%	7.07%	8.35%	9.91%	1.41%	1.41%	(8.80)%	3.04%	6.42%	7.84%	9.53%	1.41%	1.41%
SmallCap Equity Fund	(11.22)	7.24	9.44	8.88	7.88	1.64	1.25	(14.75)	6.23	8.79	8.36	7.55	1.64	1.25
Convertible Securities Fund	(12.53)	4.99	6.36	5.74	6.99	1.62	1.15	(16.01)	3.99	5.73	5.23	6.62	1.62	1.15
Equity Fund	(7.08)	6.82	8.97	6.81	9.61	1.64	1.64	(10.81)	5.80	8.32	6.29	9.27	1.64	1.64
Balanced Fund	(6.77)	4.48	5.92	5.14	7.74	1.41	1.41	(10.59)	3.48	5.29	4.63	7.35	1.41	1.41

		Class C Shares							Class I Shares
		Average Annual Returns — March 31, 2023 (a)(c)(d)							Average Annual Returns — March 31, 2023 (a)(c)
	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements
Mighty Mites Fund	(6.63)%	3.25%	6.26%	7.54%	9.20%	2.16%	2.16%	(4.76)%	4.28%	7.33%	8.61%	10.08%	1.16%	1.16%
SmallCap Equity Fund	(12.79)	6.44	8.62	8.07	7.19	2.39	2.00	(10.96)	7.52	9.71	9.16	8.04	1.39	1.00
Convertible Securities Fund	(14.05)	4.20	5.57	4.95	6.37	2.37	1.90	(12.35)	5.23	6.63	6.01	7.15	1.37	0.90
Equity Fund	(8.67)	6.00	8.15	6.00	9.06	2.39	2.39	(6.91)	7.08	9.21	7.06	9.72	1.39	1.39
Balanced Fund	(8.45)	3.67	5.13	4.36	7.12	2.16	2.16	(6.55)	4.75	6.19	5.41	7.87	1.16	1.16

(a)	For the SmallCap Equity and Convertible Securities Funds (and for the Mighty Mites Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2024 and are renewable annually by the Adviser. The gross expense ratios and expense ratios after adviser reimbursements are from the current prospectus dated January 27, 2023. The Funds, except for the Equity and Balanced Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase.
(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.
(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Dates
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites Fund	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity Fund	04/15/97	11/26/01	11/26/01	01/11/08
Convertible Securities Fund	09/30/97	05/09/01	11/26/01	01/11/08
Equity Fund	01/02/87	01/28/94	02/13/01	01/11/08
Balanced Fund	10/01/91	04/06/93	09/25/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Performance Discussion (Unaudited)

Mighty Mites Fund

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Mighty Mites Fund was 16.5% compared with a total return of 9.1% for the Russell 2000 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV), and possess a catalyst that can unlock hidden value within the enterprise. As such, (y)our portfolio is diversified across a broad cross section of companies sharing these valuation characteristics.

Performance Discussion

Stock market indices appreciated during the final quarter of the calendar year 2022 as inflation decelerated, fueling optimism that the Fed may be close to the conclusion of its tightening cycle. The December release of CPI (+7.1%) indicated that core inflation softened to 6.0% over the last twelve months, a step down from the October reading. The higher interest rate environment appears to be dampening inflation but also growth, which sustained investors’ recession concerns. But as we have stated in previous letters, the U.S. consumer remains resilient. Americans have more savings than they did at pre-pandemic levels, and workers garnered higher wages amid tight labor conditions.

Equity markets moved broadly higher in the first quarter of 2023 despite significant volatility, driven by a growing roster of macroeconomic risks and uncertainties. Companies continue to experience persistent supply chain and labor cost pressures, but have noted some relief from the raw material and logistics expenses that pressured results for much of the past two years. The largely employed U.S. consumer (unemployment stood at 3.5% in March) continues to spend, particularly in categories such as staples and travel, but high housing and transportation costs have pressured household budgets and weakened demand for more discretionary items. Price increases, a staple of business activity over the past few years, are becoming less frequent.

Among the Fund’s top contributors to performance for the period were: Aerojet Rocketdyne Holdings Inc. (2.1% of net assets as of March 31, 2023), which is a manufacturer of aerospace and defense products and systems for defense and space applications; Myers Industries Inc. (3.3%),which is a manufacturer of polymer products for storing and transporting materials and goods, and global distributor of tire repair and retread products; and Distribution Solutions Group Inc. (1.9%), which distributes consumable industrial products for maintenance, repair, and operations (MRO) use in a number of end markets.

Some of the detractors to performance included: Farmers and Merchants Bank of Long Beach (1.6%) is a state chartered bank that offers a range of banking products and services to individuals, professionals, and small to medium sized businesses Flushing Financial Corp. (1.3%) operates as the bank holding company for Flushing Bank that provides banking products and services primarily to consumers, businesses and governmental units; and Cutera Inc. (1.3%) is a manufacturer of non-invasive laser and other energy based systems and products for cosmetic vascular conditions, body sculpting, hair removal, skin rejuvenation, pigmented lesions, and tattoo removal.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Mighty Mites Fund Class AAA	16.51%	(5.02)%	4.02%	7.07%	8.35%	9.91%
Dow Jones U.S. Micro-cap Total Stock Market Index (b)	2.81	(22.17)	(0.04)	4.94	6.01	6.81
Russell 2000 Index (c)	9.14	(11.61)	4.71	8.04	8.10	6.89
Lipper Small Cap Value Fund Average (d)	12.13	(7.23)	5.78	7.60	7.78	7.75

(a)	The Adviser reimbursed expenses through September 30, 2005 to limit the expense ratios. Had such limitations not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The Dow Jones U.S. Micro-Cap Total Stock Market Index is designed to provide a comprehensive measure of the micro-cap segment of the U.S. stock market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.
(c)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(d)	The Lipper Small Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance is as of April 29, 1998.

In the current prospectuses dated January 27, 2023, the expense ratio for Class AAA Shares is 1.41%. See page 34 for the expense ratios for the six months ended March 31, 2023. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

SmallCap Equity Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood SmallCap Equity Fund was 10.8% compared with a total return of 9.1% for the Russell 2000 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests primarily in small cap companies that, through bottom up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or Private Market Value. The Fund characterizes small capitalization companies as those companies with a market capitalization between $100 million and $2.5 billion at the time of the Fund’s initial investment.

Performance Discussion

The overriding concern impacting markets has been how much further the U.S. Federal Reserve and global central banks will raise interest rates to tame inflation. The Fed hiked its Federal Funds rate by half a point in December 2022 and suggested a terminal rate of around 5%. December’s rate move marked a downshift by the Fed following four consecutive 75 basis point hikes that have boosted rates at the fastest pace since the 1980s. Despite the most rapid tightening of financial conditions in a generation, the U.S. economy is entering 2023 in decent shape. Job growth remains robust, consumers have ample savings, and corporate earnings are at record levels.

The first quarter of 2023 ended amidst stock market turbulence over fears that the collapse of a few regional banks would trigger a contagion of systemic deposit outflows. The rapid collapse into Federal Deposit Insurance Corp. (FDIC) receivership of SVB Financial Group and Signature Bank, along with the virtual wipeout of First Republic Bank equity holders, has raised concerns over the stability and durability of U.S. community banks as rising interest rates force markdowns of bank bond portfolio holdings.

While our bank holdings have borne some of the brunt of the market sell off, well capitalized community banks remain the lifeblood of the U.S. economy, vital to capital formation and lending to small businesses, which drive both employment and GDP growth. Banks with less than $10 billion in assets accounted for nearly 43 percent of small loans to businesses outstanding at the end of 2022, according to a study at Florida Atlantic University. The 13 largest banks, by contrast, accounted for less than 23 percent of small business loans.

Among our stronger performing stocks for the period were: Onto Innovation Inc. (3.3% of net assets as of March 31, 2023) is a semiconductor equipment provider well known for its metrology and inspection products; AAR Corp, (2.8%) which provides products and services to commercial aviation, government, and defense markets worldwide; and MYR Group Inc. (1.8%) is an electrical construction firm whose specialty is installation of high voltage transmission lines.

Some of the weaker holdings in the portfolio included: Veritex Holdings Inc. (1.4%) is a commercial bank serving Texas markets in the Dallas-Fort Worth and Houston metro areas; Five Star Bancorp.(0.7%) operates as the bank holding company for Five Star Bank that provides a range of banking products and services to small and medium sized businesses, professionals, and individuals in Northern California; and Omnicell Inc.(0.7%), together with its subsidiaries, provides medication management solutions and adherence tools for healthcare systems and pharmacies in the United States and internationally.

We thank you for your continued confidence and trust.

Average Annual Returns through March 31, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (4/15/97)
SmallCap Equity Fund Class AAA	10.75%	(11.22)%	7.24%	9.44%	8.88%	7.88%
Russell 2000 Index (b)	9.14	(11.61)	4.71	8.04	8.10	8.04
Russell 2000 Value Index (c)	7.70	(12.96)	4.55	7.22	7.24	8.54

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	The Russell 2000 Value Index measures the performance of the small capitalization sector of the U.S. equity market. It is a subset of the Russell 2000 Index. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 27, 2023, the gross expense ratio for Class AAA Shares is 1.64%, and the net expense ratio is 1.25% after contractual reimbursements by the Adviser in place through January 31, 2024. See page 35 for the expense ratios for the six months ended March 31, 2023. Class AAA Shares do not have a sales charge.

Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

Convertible Securities Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was 6.0% compared with a total return of 15.6% and 5.7% for the Standard & Poor’s (S&P) 500 Index and the ICE BofA U.S. Convertibles Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests in convertible securities. By investing in convertible securities, the portfolio managers seek the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

Performance Discussion

The first fiscal quarter began with a continuation of the volatility we saw in 2022, bottoming in October with extremely negative market sentiment about inflation and rising interest rates. The convertible market approached the lows that we had seen in June without breaching them. This is representative of the changes we have seen in the market over the last 2 years. Convertibles outperformed their underlying equities as the markets moved lower, and have become much more fixed income oriented. These issues should accrete to par as they approach maturity, and in the quarter we saw many of them grind higher off of the lows as sentiment slowly improved. Teton Convertible benefited from this combined with positive performance from some of the equity sensitive holdings in the portfolio. The second fiscal quarter began with a strong move higher in January. Our equity sensitive holdings greatly aided performance. Volatility returned in February and March, but convertibles remained less volatile than their underlying equities.

In March, the world became acutely aware of the effects of tightening monetary policy with the fall of Silicon Valley Bank and the takeover of Credit Suisse by UBS. It is unlikely that these will be the only casualties of the move higher in rates, leading investors to look for the next area of concern. Fortunately, the Fed has stepped in to support the banking system and rates have dropped to ease some of the pain.

The current market continues to offer us many fixed income equivalent convertibles that trade based on yield to maturity. Some of these have traded below levels that we believe are reflective of the issuer’s credit. As appropriate we have added to these positions in our portfolio as we expect them to accrete to par at or before maturity. One catalyst for this accretion is a continued focus on the balance sheet by convertible issuers. We have seen some companies that have addressed investor concerns by issuing more manageable converts and buying back or exchanging some percentage of their existing debt. This can be an accretive transaction for the company and usually improves the credit. Transactions like this helped the fixed income equivalent segment of our portfolio outperform during the first half of our fiscal year.

The Bloomberg Barclays US Convertible market is now $270B across 550 issues with a YTM of 5.2% and a 53% premium to conversion value. Our portfolio offers a 5.6% YTM at a 37% conversion premium. Sensitivity to moves in underlying equities has increased slightly from year end with the market delta now at 47. The Fund’s delta is slightly higher at 51. At quarter end our portfolio was 10% equity sensitive, 58% total return, and 32% fixed income equivalent. This compares with the market at 29% equity, 33% total return, and 38% fixed income equivalent.

Among our stronger performing positions for the period were: Mercado Libre Inc. 2.0%, 8/15/28 (2.9% of net assets as of March 31, 2023) operates Mercado Libre Marketplace, an online commerce platform in Latin America that enables businesses, merchants, and individuals. to list merchandise and conduct sales and purchases online; Indie Semiconductor Inc. 4.5%, 11/15/27 (2.4%), which provides automotive semiconductors and software solutions for advanced driver assistance systems, autonomous vehicle, in-cabin, connected car, and electrification applications in the United States, South America, rest of North America, Greater China, rest of Asia Pacific, and Europe; and Impinj Inc. 1.1%, 05/15/27 (2.3%), which operates a cloud connectivity platform in the Americas, the Asia Pacific, Europe, the Middle East, and Africa.

Some of the weaker holdings in the portfolio included: Cutera Inc. 2.2%, 03/15/26 (2.2%) is a manufacturer of non-invasive laser and other energy based systems and products for cosmetic vascular conditions, body sculpting, hair removal, skin rejuvenation, pigmented lesions, and tattoo removal; and Chart Industries Inc.1.0% 11/15/24 (1.0%) which manufactures and sells engineered cryogenic equipment for the industrial gas and clean energy markets in the United States and internationally.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (9/30/97)
Convertible Securities Fund Class AAA	6.03%	(12.53)%	4.99%	6.36%	5.74%	6.99%
S&P 500 Index (b)	15.62	(7.73)	11.19	12.24	10.06	7.91
ICE Bank of America U.S. Convertibles Index (c)	5.70	7.66	9.57	9.61	8.67	7.59

(a)	The Adviser reimbursed expenses to limit the expense ratio. Had such limitation not been in place, returns would have been lower. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	The ICE Bank of America U.S. Convertibles Index is a market value weighted index of all dollar denominated convertible securities that are exchangeable into U.S. equities that have a market value of more than $50 million. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectuses dated January 27, 2023, the gross expense ratio for Class AAA Shares is 1.62%, and the net expense ratio is 1.15%, after contractual reimbursements by the Adviser in place through January 31, 2024. See page 36 for the expense ratios for the six months ended March 31, 2023. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

Equity Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of the Equity Fund was 9.9% compared with a total return of 15.6% for the S&P 500 Index. See the next page for additional performance information.

Investment Objective and Strategy

The Fund seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.

Performance Discussion

During the fourth quarter 2022, U.S. equities finally turned a corner, rebounding to registering robust gains. The bulk of the rebound was made in November as cooling inflationary data and stable economic activity offset ongoing caution from the Federal Reserve (Fed). Stocks largely fell in December, closing the year on a somber note. The Fed remains a large driver for market direction, and indications that the pace of policy tightening would slow and signs that elevated inflation could be cooling were critical factors for investors.

U.S. equities continued the rally as we turned to 2023 amid optimism that global central banks, with the Federal Reserve leading, might soon halt interest rate hikes and even transition to rate cuts or more accommodative policies by end of the year. Unfortunately, choppy earnings, mixed economic data, and a stubbornly hawkish Fed, fueled by still sticky inflation and a tight labor market, were a few factors that quickly slowed the surge by early February. And despite a banking “crisis” in early March, the S&P 500 still managed to end the quarter in the black, gaining 7.50%.

Among our stronger performing positions for the year were: Microchip Technology Inc. (3.1% of net assets as of March 31, 2023) which develops, manufactures, and sells smart, connected, and secure embedded control solutions in the Americas, Europe, and Asia; Gilead Sciences Inc.(3.1%) is a biopharmaceutical company which discovers, develops, and commercializes medicines in the areas of unmet medical need in the United States, Europe, and internationally; and Eaton Corp. Plc (2.0%) which operates as a power management company worldwide.

Some of the weaker holdings in the portfolio included: Ventas Inc. (1.4%), is an S&P 500 company, which operates at the intersection of two large and dynamic industries, healthcare and real estate; Meta Platforms Inc. (no longer held of March 31, 2023) which engages in the development of products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, and wearables worldwide; and Western Alliance Bancorp. (no longer held), which operates as the bank holding company for Western Alliance Bank that provides various banking products and related services primarily in Arizona, California, and Nevada.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (1/2/87)
Equity Fund Class AAA	9.91%	(7.08)%	6.82%	8.97%	6.81%	9.61%
S&P 500 Index (b)	15.62	(7.73)	11.19	12.24	10.06	10.51

(a)	Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. S&P 500 Index since inception performance is as of December 31, 1986.

In the current prospectuses dated January 27, 2023, the expense ratio for Class AAA Shares is 1.64%. See page 37 for the expense ratios for the six months ended March 31, 2023. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

Balanced Fund (Unaudited)

To Our Shareholders,

For the six months ended March 31, 2023, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was 9.9% compared with total return of 5.0% and 11.4% for the Bloomberg Government/Credit Bond Index and the combined balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg Capital Government/Credit Bond Index, respectively. See the next page for additional performance information.

Investment Objective and Strategy

The Fund invests in a combination of equity and debt securities. The Fund is primarily equity oriented, and uses a top down approach in seeking to provide equity like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions.

The Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

The debt securities held by the Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage and asset backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). The Fund may invest in fixed income securities of any maturity.

The Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Fund may also invest in foreign debt securities.

Performance Discussion

During the fourth quarter 2022, U.S. equities finally turned a corner, rebounding to registering robust gains. The bulk of the rebound was made in November as cooling inflationary data and stable economic activity offset ongoing caution from the Federal Reserve (Fed). Stocks largely fell in December, closing the year on a somber note. The Fed remains a large driver for market direction, and indications that the pace of policy tightening would slow and signs that elevated inflation could be cooling were critical factors for investors. The bond market finally gained ground in the fourth quarter, posting a small gain, primarily driven by a rally in investment grade and high yield bonds. As rates rose, longer-duration bonds struggled, and investors moved out of Treasuries and supported higher-yielding corporate debt. The broad bond market closed the year with a double-digit loss, one of the worst years on record.

U.S. equities continued the rally as we turned to 2023 amid optimism that global central banks, with the Federal Reserve leading, might soon halt interest rate hikes and even transition to rate cuts or more accommodative policies by end of the year. Unfortunately, choppy earnings, mixed economic data and a stubbornly hawkish Fed, fueled by still sticky inflation and a tight labor market, were a few factors that quickly slowed the surge by early February. And despite a banking “crisis” in early March, the S&P 500 still managed to end the quarter in the black, gaining 7.50%.

Over the last three months, bond markets continued to oscillate frantically as market participants jockeyed to best position themselves in a still uncertain rate and economic climate. A bond rally early in the year was followed quickly by a selloff, then a rush back into high quality debt (U.S. Treasuries) as financial system jitters shuddered confidence in this fragile late cycle expansion phase. To put this uncertainty in perspective, the yield on the two-year U.S. Treasury surged to 5.05% on March 8, only to plummet to a low of 3.76% on March 24 — volatility in the bond market remains at twice its long term levels for the fourth quarter in a row.

Among our stronger performing positions for the year were: Microchip Technology Inc. (2.1% of net assets as of March 31, 2023); which develops, manufactures, and sells smart, connected, and secure embedded control solutions in the Americas, Europe, and Asia; Gilead Sciences Inc.(1.9%), is a biopharmaceutical company which, discovers, develops, and commercializes medicines in the areas of unmet medical need in the United States, Europe, and internationally; and Eaton Corp. Plc (1.2%), which operates as a power management company worldwide.

Some of the weaker holdings in the portfolio included: Amazon.com Inc. (1.3%), which engages in the retail sale of consumer products and subscriptions through online and physical stores in North America and internationally; Meta Platforms Inc. (no longer held of March 31,2023), which engages in the development of products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, and wearables worldwide ; and Western Alliance Bancorp. (no longer held), which operates as the bank holding company for Western Alliance Bank that provides various banking products and related services primarily in Arizona, California, and Nevada.

We appreciate your continued confidence and trust.

Average Annual Returns through March 31, 2023 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (10/1/91)
Balanced Fund Class AAA	9.89%	(6.77)%	4.48%	5.92%	5.14%	7.74%
60% S&P 500 Index and 40% Bloomberg Government/Credit Bond Index (b)	11.38	(6.56)	7.18	7.94	7.16	7.94
S&P 500 Index (c)	15.62	(7.73)	11.19	12.24	10.06	9.95
Bloomberg Government/Credit Bond Index (d)	5.02	(4.81)	1.16	1.50	2.81	4.93

(a)	The Adviser reimbursed expenses in years prior to 1998 to limit the expense ratio. Had such limitation not been in place, returns would have been lower. Other share classes are available and have different performance characteristics. See page 2 for performance of other classes of shares.
(b)	The Blended Index consists of a blend of 60% the S&P 500 Index and 40% Bloomberg Government/Credit Bond Index.
(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index. Since inception performance are as of September 30, 1991.
(d)	The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. Since inception performance are as of September 30, 1991.

In the current prospectuses dated January 27, 2023, the expense ratio for Class AAA Shares is 1.41%. See page 38 for the expense ratios for the six months ended March 31, 2023. Class AAA Shares do not have a sales charge.

Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 15 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by$1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2022 through March 31, 2023

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/22	Ending Account Value 03/31/23	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/22	Ending Account Value 03/31/23	Annualized Expense Ratio	Expenses Paid During Period*

TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$1,165.10	1.45%	$7.83	$1,000.00	$1,017.70	1.45%	$7.29
Class A	$1,000.00	$1,164.90	1.45%	$7.83	$1,000.00	$1,017.70	1.45%	$7.29
Class C	$1,000.00	$1,161.10	2.20%	$11.85	$1,000.00	$1,013.96	2.20%	$11.05
Class I	$1,000.00	$1,166.40	1.20%	$6.48	$1,000.00	$1,018.95	1.20%	$6.04
TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,107.50	1.25%	$6.57	$1,000.00	$1,018.70	1.25%	$6.29
Class A	$1,000.00	$1,107.60	1.25%	$6.57	$1,000.00	$1,018.70	1.25%	$6.29
Class C	$1,000.00	$1,102.60	2.00%	$10.48	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,108.60	1.00%	$5.26	$1,000.00	$1,019.95	1.00%	$5.04
TETON Westwood Convertible Securities Fund
Class AAA	$1,000.00	$1,060.30	1.15%	$5.91	$1,000.00	$1,019.20	1.15%	$5.79
Class A	$1,000.00	$1,060.00	1.15%	$5.91	$1,000.00	$1,019.20	1.15%	$5.79
Class C	$1,000.00	$1,056.30	1.90%	$9.74	$1,000.00	$1,015.46	1.90%	$9.55
Class I	$1,000.00	$1,061.00	0.90%	$4.62	$1,000.00	$1,020.44	0.90%	$4.53
TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,099.10	1.63%	$8.53	$1,000.00	$1,016.80	1.63%	$8.20
Class A	$1,000.00	$1,099.10	1.63%	$8.53	$1,000.00	$1,016.80	1.63%	$8.20
Class C	$1,000.00	$1,094.80	2.38%	$12.43	$1,000.00	$1,013.06	2.38%	$11.94
Class I	$1,000.00	$1,100.10	1.38%	$7.23	$1,000.00	$1,018.05	1.38%	$6.94
TETON Westwood Balanced Fund
Class AAA	$1,000.00	$1,098.90	1.42%	$7.43	$1,000.00	$1,017.85	1.42%	$7.14
Class A	$1,000.00	$1,098.60	1.42%	$7.43	$1,000.00	$1,017.85	1.42%	$7.14
Class C	$1,000.00	$1,094.60	2.17%	$11.33	$1,000.00	$1,014.11	2.17%	$10.90
Class I	$1,000.00	$1,100.40	1.17%	$6.13	$1,000.00	$1,019.10	1.17%	$5.89

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2023:

TETON Westwood Mighty Mites Fund

Diversified Industrial	12.0%
Financial Services	12.0%
Equipment and Supplies	6.0%
Hotels and Gaming	6.0%
Electronics	5.7%
Health Care	5.1%
Machinery	4.4%
Aerospace and Defense	3.9%
Restaurants	3.9%
Manufactured Housing and Recreational Vehicles	3.7%
Aviation: Parts and Services	3.6%
Automotive: Parts and Accessories	3.3%
Building and Construction	3.3%
Real Estate	2.9%
Consumer Products	2.3%
Food and Beverage	2.3%
Automotive	2.0%
Business Services	1.8%
Specialty Chemicals	1.7%
Energy and Utilities: Water	1.6%
Computer Software and Services	1.5%
Broadcasting	1.2%
Retail	1.2%
U.S. Government Obligations	0.9%
Agriculture	0.9%
Publishing	0.8%
Environmental Control	0.8%
Telecommunications	0.6%
Energy and Utilities: Natural Gas	0.6%
Consumer Services	0.5%
Communications	0.5%
Entertainment	0.5%
Communications Equipment	0.5%
Energy and Utilities: Services	0.5%
Educational Services	0.2%
Miscellaneous	0.2%
Metals and Mining	0.1%
Paper and Forest Products	0.1%
Semiconductors	0.0%*
Transportation	0.0%*
Other Assets and Liabilities (Net)	0.9%
100.0%

* Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund
Banking	11.1%
Semiconductors	10.1%
U.S. Government Obligations	7.7%
Health Care	6.5%
Energy and Utilities	6.0%
Business Services	5.7%
Electronics	5.3%
Computer Software and Services	5.2%
Retail	5.2%
Building and Construction	4.8%
Diversified Industrial	4.0%
Financial Services	3.9%
Communications Equipment	3.3%
Consumer Products	3.1%
Aviation: Parts and Services	2.8%
Automotive	2.3%
Equipment and Supplies	1.9%
Machinery	1.6%
Transportation	1.5%
Broadcasting	1.4%
Real Estate	1.4%
Environmental Control	1.3%
Specialty Chemicals	1.0%
Communications	0.8%
Materials	0.7%
Aerospace	0.5%
Other Assets and Liabilities (Net)	0.9%
100.0%

TETON Convertible Securities Fund

Computer Software and Services	24.7%
Health Care	11.4%
Consumer Services	11.2%
Semiconductors	8.4%
Energy and Utilities: Integrated	8.3%
Energy and Utilities: Services	5.5%
Financial Services	5.4%
Security Software	3.6%
Cable and Satellite	2.9%
Diversified Industrial	2.6%
Business Services	2.5%
Telecommunications	2.4%
Real Estate Investment Trusts	2.3%
Food and Beverage	2.0%
Communications Equipment	1.8%
Airlines	1.1%
Automotive	1.0%
U.S. Government Obligations	0.6%
Materials	0.2%
Other Assets and Liabilities (Net)	2.1%
100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund

Financial Services	14.4%
Health Care	13.9%
Computer Software and Services	8.1%
Retail	6.6%
Food and Beverage	6.5%
Energy: Integrated	6.5%
Real Estate	6.3%
Telecommunications	5.5%
Diversified Industrial	4.4%
Consumer Products	4.4%

Energy: Oil	4.1%
Energy and Energy Services	3.6%
Electronics	3.1%
Business Services	2.6%
Banking	2.4%
Transportation	2.4%
Computer Hardware	2.2%
Equipment and Supplies	2.0%
Short Term Investment	1.1%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

TETON Westwood Balanced Fund
Financial Services	14.3%
Health Care	13.7%
Computer Software and Services	8.3%
Retail	7.2%
U.S. Government Obligations	5.9%
Real Estate	5.7%
Diversified Industrial	4.4%
Energy: Oil	4.3%
Transportation	3.9%
Telecommunications	3.7%
Banking	3.3%
Energy and Energy Services	3.2%
Energy: Integrated	3.1%
Food and Beverage	3.1%
Electronics	2.9%
Consumer Products	2.6%
Computer Hardware	2.1%
Equipment and Supplies	1.9%
Semiconductors	1.8%
Business Services	1.6%
Consumer Services	1.3%
Automotive: Parts and Accessories	0.6%
Aerospace	0.6%
Short Term Investment	0.0%*
Other Assets and Liabilities (Net)	0.5%
100.0%

*	Amount represents less than 0.05%.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* — 97.7%
	Aerospace and Defense — 3.9%
161,500	Aerojet Rocketdyne Holdings Inc.†	$813,124	$9,071,455
119,400	Allied Motion Technologies Inc.	2,868,679	4,614,810
320,103	Various Securities	3,448,204	3,171,225
		7,130,007	16,857,490
	Agriculture — 0.9%
195,000	Limoneira Co.	3,559,244	3,248,700
370,215	Various Securities	1,413,363	683,000
		4,972,607	3,931,700
	Automotive — 2.0%
81,000	Rush Enterprises Inc., Cl. B	1,085,928	4,851,090
94,960	Various Securities	718,585	3,800,502
		1,804,513	8,651,592
	Automotive: Parts and Accessories — 3.2%
242,000	Modine Manufacturing Co.†	3,090,991	5,578,100
111,560	Strattec Security Corp. †	2,558,375	2,537,990
548,690	Various Securities	4,186,216	5,707,213
		9,835,582	13,823,303
	Aviation: Parts and Services — 3.6%
238,000	Astronics Corp.†	2,886,727	3,179,680
176,540	Ducommun Inc.†	4,446,906	9,658,503
150,896	Various Securities	2,799,910	2,599,256
		10,133,543	15,437,439
	Broadcasting — 1.2%
1,325,865	Various Securities	4,105,965	5,158,986

	Building and Construction — 3.3%
85,000	Gibraltar Industries Inc.†	1,986,381	4,122,500
19,000	MYR Group Inc.†	382,027	2,394,190
62,000	The Monarch Cement Co.	1,660,295	7,002,900
70,000	Various Securities	262,292	775,236
		4,290,995	14,294,826
	Business Services — 1.8%
36,900	Du-Art Film Laboratories Inc.†(a)	239,850	352,764
4,100	Du-Art Film Laboratories Inc.†(a)	26,650	39,196
2,300,000	Trans-Lux Corp.†(b)	1,196,147	1,173,000
530,180	Various Securities	6,072,484	6,146,277
		7,535,131	7,711,237
	Communications — 0.5%
179,000	Various Securities	2,580,995	2,233,920

	Communications Equipment — 0.5%
63,000	Various Securities	2,137,687	2,081,520

	Computer Software and Services — 1.5%
1,154,000	Various Securities	4,638,371	6,548,777

	Consumer Products — 2.3%
367,600	Marine Products Corp.	2,603,261	4,848,644
5,700	PC Group Inc.†(a)	3,465	1
3,526,975	Various Securities	5,266,580	5,029,645
		7,873,306	9,878,290
	Consumer Services — 0.5%
229,900	Various Securities	1,208,793	2,306,245

	Diversified Industrial — 12.0%
211,300	Burnham Holdings Inc., Cl. A(b)	3,254,146	2,678,228
29,300	Chase Corp.	448,333	3,068,589
68,000	Columbus McKinnon Corp.	1,113,342	2,526,880
180,900	Distribution Solutions Group Inc.†	2,479,381	8,223,714
663,870	Myers Industries Inc.	11,018,398	14,226,734
Shares		Cost	Market Value
192,500	Park-Ohio Holdings Corp.	$3,961,093	$2,325,400
93,000	Steel Partners Holdings LP†	1,446,285	4,081,724
1,223,179	Various Securities	13,335,354	14,323,051
		37,056,332	51,454,320
	Educational Services — 0.2%
95,000	Various Securities	289,750	701,100

	Electronics — 5.7%
121,000	Bel Fuse Inc., Cl. A(b)	2,195,722	4,394,720
160,000	CTS Corp.	1,485,086	7,913,600
83,700	Ultra Clean Holdings Inc.†	202,907	2,775,492
59,012	Vishay Precision Group Inc.†	1,581,342	2,464,341
518,390	Various Securities	3,397,412	6,757,043
		8,862,469	24,305,196
	Energy and Utilities: Natural Gas — 0.6%
63,510	Various Securities	731,508	2,324,872

	Energy and Utilities: Services — 0.4%
295,500	Various Securities	439,488	1,672,480

	Energy and Utilities: Water — 1.6%
195,980	Various Securities	2,825,519	6,950,061

	Entertainment — 0.5%
689,055	Various Securities	1,656,672	2,231,606

	Environmental Control — 0.8%
39,200	Casella Waste Systems Inc., Cl. A†	152,882	3,240,272
15,000	Various Securities	121,162	230,250
		274,044	3,470,522
	Equipment and Supplies — 6.0%
153,054	Core Molding Technologies Inc.†	1,173,402	2,753,441
87,000	Federal Signal Corp.	526,183	4,716,270
295,000	The Eastern Co.	5,522,320	5,746,600
569,200	Various Securities	7,613,549	12,338,700
		14,835,454	25,555,011
	Financial Services — 11.9%
79,800	Capital City Bank Group Inc.	1,945,755	2,338,938
1,105	Farmers & Merchants Bank of Long Beach	6,057,140	6,685,250
379,300	Flushing Financial Corp.	6,029,508	5,647,777
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
101,791	I3 Verticals Inc., Cl. A†	1,759,853	2,496,933
60,500	KKR & Co. Inc.	7,013	3,177,460
285,000	Post Holdings Partnering Corp., Cl. A†	2,847,578	2,884,200
75,010	Southern First Bancshares Inc.†	3,468,703	2,302,807
1,409,512	Various Securities	19,642,420	25,338,786
		41,895,470	50,927,151
	Food and Beverage — 2.3%
1,587,760	Various Securities	12,025,712	9,698,693

	Health Care — 5.1%
228,660	Cutera Inc.†	3,480,605	5,400,949
212,000	Neogen Corp.†	306,519	3,926,240
1,041,863	Various Securities	7,253,180	12,465,070
		11,040,304	21,792,259
	Hotels and Gaming — 6.0%
1,211,119	Full House Resorts Inc.†	3,339,101	8,756,391
120,700	Golden Entertainment Inc.†	1,377,499	5,251,657
280,221	Inspired Entertainment Inc.†	1,716,107	3,584,027
590,353	Various Securities	5,390,930	7,896,375
		11,823,637	25,488,450

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS* (Continued)
	Machinery — 4.4%
180,000	Astec Industries Inc.	$6,316,469	$7,425,000
475,000	Gencor Industries Inc.†	3,073,608	7,300,750
16,220	The Middleby Corp.†	159,792	2,378,014
38,150	Various Securities	705,543	1,765,962
		10,255,412	18,869,726

	Manufactured Housing and Recreational Vehicles — 3.7%
17,540	Cavco Industries Inc.†	1,194,401	5,573,160
107,250	Nobility Homes Inc.	1,551,680	2,922,562
71,000	Skyline Champion Corp.†	475,574	5,341,330
36,400	Various Securities	340,866	2,100,280
		3,562,521	15,937,332
	Metals and Mining — 0.1%
436,000	Various Securities	476,573	579,128

	Paper and Forest Products — 0.1%
26,550	Various Securities	2,229,847	588,083

	Publishing — 0.8%
339,800	The E.W. Scripps Co., Cl. A†	1,693,211	3,197,518
27,100	Various Securities	520,261	288,412
		2,213,472	3,485,930
	Real Estate — 2.9%
70,000	Indus Realty Trust Inc., REIT	1,860,007	4,640,300
2,508	Royalty LLC†(a)	0	765
1,112,709	Various Securities	8,740,302	7,793,156
		10,600,309	12,434,221
	Restaurants — 3.9%
213,684	Nathan’s Famous Inc.(b)	3,227,308	16,154,510
57,000	Various Securities	384,205	636,120
		3,611,513	16,790,630
	Retail — 1.2%
108,747	Village Super Market Inc., Cl. A	2,784,360	2,488,131
134,500	Various Securities	1,745,586	2,547,955
		4,529,946	5,036,086
	Semiconductors — 0.0%
7,500	Various Securities	71,442	85,350

	Specialty Chemicals — 1.7%
71,840	Hawkins Inc.	1,276,016	3,145,155
66,900	The General Chemical Group Inc.†(a)	6,021	0
398,774	Various Securities	3,398,557	3,916,130
		4,680,594	7,061,285
	Telecommunications — 0.6%
374,800	Various Securities	1,749,075	2,700,317

	Transportation — 0.0%
6,000	Various Securities	94,813	47,460
	TOTAL COMMON STOCKS	256,079,371	419,102,594

	PREFERRED STOCKS* — 0.2%
	Automotive: Parts and Accessories — 0.1%
17,300	Various Securities	47,481	603,381

	Financial Services — 0.1%
12,200	Various Securities	145,498	282,552

	TOTAL PREFERRED STOCKS	192,979	885,933
Shares		Cost	Market Value
	RIGHTS* — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Pineapple Energy Inc., CVR†(a)	$0	$301,815

	Health Care — 0.0%
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 01/02/24†(a)	103,591	0
8,000	Various Securities	0	4,000

	Metals and Mining — 0.0%
60,000	Various Securities	44,994	33,000

	TOTAL RIGHTS	148,585	338,815

	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Various Securities	12,907	277

	Diversified Industrial — 0.0%
47,000	Various Securities	32,110	25,845

	Energy and Utilities: Services — 0.0%
7,627	Various Securities	0	3,699

	Financial Services — 0.0%
95,000	Various Securities	5,272	14,250

	Health Care — 0.0%
17,474	Various Securities	15,533	59,493

	TOTAL WARRANTS	65,822	104,216

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS* — 0.9%
$4,025,000	Various Securities	3,990,724	3,992,743
	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,990,724	3,992,743

	TOTAL MISCELLANEOUS INVESTMENTS— 0.2%(c)	741,089	697,830

	TOTAL INVESTMENTS — 99.1%	$261,218,570	425,122,131

	Other Assets and Liabilities (Net) — 0.9%		3,799,262

	NET ASSETS — 100.0%		$428,921,393

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, or affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of March 31, 2023. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.4%
	Aerospace — 0.5%
5,260	Hexcel Corp.	$214,874	$358,995

	Automotive — 2.3%
22,550	Rush Enterprises Inc., Cl. A	650,424	1,231,230
6,400	Winnebago Industries Inc.	177,498	369,280
		827,922	1,600,510
	Aviation: Parts and Services — 2.8%
35,800	AAR Corp.†	733,984	1,952,890

	Banking — 11.1%
15,533	Atlantic Union Bankshares Corp.	437,254	544,432
28,300	Banc of California Inc.	496,811	354,599
30,211	Columbia Banking System Inc.	858,241	647,120
21,500	Five Star Bancorp	485,843	458,810
7,000	Glacier Bancorp Inc.	147,883	294,070
39,050	OceanFirst Financial Corp.	809,338	721,644
42,100	Old National Bancorp	706,858	607,082
10,433	SouthState Corp.	702,009	743,455
11,400	Third Coast Bancshares Inc.†	251,468	179,094
4,740	TrustCo Bank Corp. NY	158,616	151,395
28,800	USCB Financial Holdings Inc.†	315,551	284,832
91,120	Valley National Bancorp	909,582	841,949
55,700	Veritex Holdings Inc.	1,427,976	1,017,082
20,100	Washington Federal Inc.	519,315	605,412
10,970	Washington Trust Bancorp Inc.	397,178	380,220
		8,623,923	7,831,196
	Broadcasting — 1.4%
50,400	IMAX Corp.†	809,958	966,672

	Building and Construction — 4.8%
50,400	Babcock & Wilcox
	Enterprises Inc.†	307,844	305,424
7,300	EMCOR Group Inc.	537,913	1,186,907
9,800	MYR Group Inc.†	372,068	1,234,898
8,670	Skyline Champion Corp.†	450,075	652,244
		1,667,900	3,379,473
	Business Services — 5.7%
29,600	ABM Industries Inc	1,067,935	1,330,224
10,400	Deluxe Corp.	248,046	166,400
4,600	FTI Consulting Inc.†	349,572	907,810
20,600	Heidrick & Struggles International Inc.	537,405	625,416
10,400	McGrath RentCorp	589,280	970,424
		2,792,238	4,000,274
	Communications — 0.8%
13,200	ATN International Inc.	604,054	540,144

	Communications Equipment — 3.3%
144,900	Infinera Corp. †	953,660	1,124,424
22,300	Lumentum Holdings Inc.†	1,363,283	1,204,423
		2,316,943	2,328,847
	Computer Software and Services — 5.2%
59,700	NetScout Systems Inc.†	1,528,892	1,710,405
20,300	Progress Software Corp.	610,202	1,166,235
9,970	Teradata Corp.†	252,548	401,592
49,500	Unisys Corp.†	380,293	192,060
Shares		Cost	Market Value

55,000	Vimeo Inc.†	$262,133	$210,650
		3,034,068	3,680,942
	Consumer Products — 3.1%
109,600	KAR Auction Services Inc.†	1,643,791	1,499,328
3,800	Oxford Industries Inc.	209,232	401,242
12,300	United Natural Foods Inc.†	363,735	324,105
		2,216,758	2,224,675
	Diversified Industrial — 4.0%
3,160	Albany International Corp., Cl. A	191,317	282,378
11,070	Apogee Enterprises Inc.	371,210	478,777
41,900	Enerpac Tool Group Corp.	885,291	1,068,450
13,700	Kennametal Inc.	380,589	377,846
11,900	Luxfer Holdings plc	159,582	201,110
12,900	Textainer Group Holdings Ltd.	95,172	414,219
		2,083,161	2,822,780
	Electronics — 5.3%
20,900	Advanced Energy Industries Inc.	1,332,967	2,048,200
9,300	Comtech Telecommunications Corp.	134,158	116,064
20,200	FARO Technologies Inc.†	646,595	497,122
80,300	TTM Technologies Inc.†	1,076,777	1,083,247
		3,190,497	3,744,633
	Energy and Utilities — 6.0%
40,900	ChampionX Corp.	840,586	1,109,617
5,900	Diamondback Energy Inc.	188,260	797,503
8,600	Dril-Quip Inc.†	229,935	246,734
40,400	Magnolia Oil & Gas Corp., Cl. A	508,204	883,952
32,900	Oceaneering International Inc.†	201,160	580,027
53,700	Patterson-UTI Energy Inc.	220,091	628,290
		2,188,236	4,246,123
	Environmental Control — 1.3%
18,200	Evoqua Water Technologies Corp.†	267,454	904,904

	Equipment and Supplies — 1.9%
39,000	Flowserve Corp.	1,283,091	1,326,000

	Financial Services — 3.9%
10,200	Brown & Brown Inc.	230,563	585,684
8,280	Horace Mann Educators Corp.	289,733	277,214
6,530	Mercury General Corp.	247,355	207,262
6,400	ProAssurance Corp.	180,289	118,272
7,000	Stewart Information Services Corp.	300,047	282,450
10,150	Stifel Financial Corp.	289,236	599,764
17,600	Univest Financial Corp.	484,444	417,824
7,413	Webster Financial Corp.	263,120	292,221
		2,284,787	2,780,691
	Health Care — 6.5%
4,300	AMN Healthcare Services Inc.†	212,984	356,728
6,360	Haemonetics Corp.†	465,719	526,290
5,980	ICU Medical Inc.†	815,449	986,461

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
8,550	Omnicell Inc.†	$294,726	$501,628
60,200	Patterson Cos. Inc.	1,346,637	1,611,554
15,800	Supernus Pharmaceuticals Inc.†	454,696	572,434
		3,590,211	4,555,095
	Machinery — 1.6%
83,400	Mueller Water Products Inc., Cl. A	951,803	1,162,596

	Materials — 0.7%
12,690	Avient Corp.	421,009	522,320

	Real Estate — 1.4%
14,700	Alpine Income Property Trust Inc., REIT	265,411	247,401
36,400	CareTrust REIT Inc.	707,031	712,712
		972,442	960,113
	Retail — 5.2%
64,950	American Eagle Outfitters Inc.	824,934	872,928
78,100	Ethan Allen Interiors Inc.	1,605,147	2,144,626
7,600	The Hain Celestial Group Inc.†	140,955	130,340
17,800	Urban Outfitters Inc †	410,756	493,416
		2,981,792	3,641,310
	Semiconductors — 10.1%
28,800	Cohu Inc.†	910,894	1,105,632
16,095	Entegris Inc.	626,776	1,319,951
25,200	FormFactor Inc.†	411,676	802,620
10,100	Marvell Technology Inc.	179,747	437,330
7,400	MKS Instruments Inc.	628,411	655,788
45,900	nLight Inc.†	518,614	467,262
26,400	Onto Innovation Inc.†	1,174,571	2,320,032
		4,450,689	7,108,615
	Specialty Chemicals — 1.0%
9,600	Darling Ingredients Inc.†	256,276	560,640
3,000	Minerals Technologies Inc.	104,869	181,260
		361,145	741,900
	Transportation — 1.5%
32,305	The Greenbrier Companies Inc.	892,793	1,039,252

	TOTAL COMMON STOCKS	49,761,732	64,420,950

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.7%
$5,475,000	U.S. Treasury Bills, 4.493% to 4.928%††, 04/13/23 to 06/29/23	5,444,299	5,445,517

	TOTAL INVESTMENTS — 99.1%	$55,206,031	69,866,467

	Other Assets and Liabilities (Net) — 0.9%		638,392

	NET ASSETS — 100.0%		$70,504,859

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 92.4%
	Airlines — 1.1%
$300,000	Southwest Airlines Co., 1.250%, 05/01/25	$354,734	$341,925

	Automotive — 1.0%
300,000	Rivian Automotive Inc., 4.625%, 03/15/29(a)	300,000	311,588

	Business Services — 2.5%
1,000,000	Kaleyra Inc., 6.125%, 06/01/26(a)	1,004,580	791,003

	Cable and Satellite — 2.9%
700,000	DISH Network Corp., Zero Coupon, 12/15/25	499,745	373,100
500,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27(a)	481,970	539,148
		981,715	912,248
	Communications Equipment — 1.8%
500,000	InterDigital Inc., 3.500%, 06/01/27(a)	510,516	561,500

	Computer Software and Services — 24.7%
300,000	Akamai Technologies Inc., 0.375%, 09/01/27	299,109	277,022
700,000	Bandwidth Inc., 0.250%, 03/01/26	660,345	546,534
780,000	Cardlytics Inc., 1.000%, 09/15/25	806,016	333,450
500,000	Edgio Inc., 3.500%, 08/01/25	478,711	424,157
360,000	fuboTV Inc., 3.250%, 02/15/26	334,372	153,217
304,000	Lumentum Holdings Inc., 0.500%, 06/15/28	304,000	232,980
300,000	MercadoLibre Inc., 2.000%, 08/15/28	294,819	906,300
1,000,000	PAR Technology Corp., 2.875%, 04/15/26	932,002	1,069,416
1,000,000	Perficient Inc., 0.125%, 11/15/26	953,839	799,489
860,000	Progress Software Corp., 1.000%, 04/15/26	859,540	939,980
465,000	PROS Holdings Inc., 2.250%, 09/15/27	465,000	444,773
925,000	Verint Systems Inc., 0.250%, 04/15/26	924,929	822,672
1,056,000	Veritone Inc., 1.750%, 11/15/26	1,032,302	727,467
		8,344,984	7,677,457
	Consumer Services — 11.2%
1,100,000	2U Inc., 2.250%, 05/01/25	1,050,738	865,150
100,000	Freshpet Inc., 3.000%, 04/01/28(a)	100,000	116,475
240,000	Live Nation Entertainment Inc., 3.125%, 01/15/29(a)	243,092	235,920
Principal Amount		Cost	Market Value

	Consumer Services (Continued)
$400,000	Marriott Vacations Worldwide Corp., 3.250%, 12/15/27(a)	$402,831	$391,000
	NCL Corp. Ltd.
250,000	5.375%, 08/01/25	252,940	270,375
223,000	1.125%, 02/15/27	223,000	159,703
400,000	Royal Caribbean Cruises Ltd., 6.000%, 08/15/25(a)	408,361	611,800
850,000	Stride Inc., 1.125%, 09/01/27	759,902	846,417
		3,440,864	3,496,840

	Diversified Industrial — 1.4%
150,000	Chart Industries Inc., 1.000%, 11/15/24	144,359	324,225
165,000	Xometry Inc., 1.000%, 02/01/27	165,000	110,583
		309,359	434,808

	Energy and Utilities: Integrated — 7.5%
878,000	Array Technologies Inc., 1.000%, 12/01/28	806,347	969,548
425,000	NextEra Energy Partners LP, 2.500%, 06/15/26(a)	413,293	379,525
375,000	Ormat Technologies Inc., 2.500%, 07/15/27(a)	375,000	420,937
200,000	Stem Inc., 4.250%, 04/01/30	200,000	198,440
500,000	Sunnova Energy International Inc., 2.625%, 02/15/28(a)	477,289	362,760
		2,271,929	2,331,210

	Energy and Utilities: Services — 4.4%
200,000	Nabors Industries Inc., 1.750%, 06/15/29(a)	214,644	174,200
500,000	Northern Oil and Gas Inc., 3.625%, 04/15/29(a)	525,952	536,247
300,000	PPL Capital Funding Inc., 2.875%, 03/15/28(a)	300,000	302,606
350,000	The Southern Co., 3.875%, 12/15/25(a)	350,000	355,681
		1,390,596	1,368,734

	Financial Services — 3.6%
200,000	Envestnet Inc., 2.625%, 12/01/27(a)	202,557	209,900
500,000	LendingTree Inc., 0.500%, 07/15/25	392,130	375,400
750,000	SoFi Technologies Inc., Zero Coupon, 10/15/26(a)	559,905	526,875
		1,154,592	1,112,175

	Food and Beverage — 2.0%
200,000	Post Holdings Inc., 2.500%, 08/15/27(a)	200,000	210,040
400,000	The Chefs’ Warehouse Inc., 2.375%, 12/15/28(a)	406,861	409,895
		606,861	619,935

	Health Care — 11.4%
505,000	Coherus Biosciences Inc., 1.500%, 04/15/26	432,701	356,530

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$100,000	Collegium Pharmaceutical Inc., 2.875%, 02/15/29(a)	$100,000	$89,700
350,000	CONMED Corp., 2.250%, 06/15/27(a)	327,293	348,425
	Cutera Inc.
300,000	2.250%, 03/15/26	300,000	301,711
250,000	2.250%, 06/01/28(a)	250,000	185,962
255,000	4.000%, 06/01/29(a)	255,000	187,789
400,000	Halozyme Therapeutics Inc., 1.000%, 08/15/28(a)	408,647	379,000
500,000	Insulet Corp., 0.375%, 09/01/26	507,484	749,250
67,000	Integer Holdings Corp., 2.125%, 02/15/28(a)	67,914	73,264
365,000	Invacare Corp., 4.250%, 03/15/26	365,000	20,075
640,000	PetIQ Inc., 4.000%, 06/01/26	623,610	560,960
255,000	Sarepta Therapeutics Inc., 1.250%, 09/15/27(a)	255,380	306,532
		3,893,029	3,559,198

	Materials — 0.2%
110,000	Danimer Scientific Inc., 3.250%, 12/15/26(a)	110,000	49,817

	Real Estate Investment Trusts — 2.3%
200,000	Pebblebrook Hotel Trust, 1.750%, 12/15/26	205,786	170,295
250,000	Redwood Trust Inc., 7.750%, 06/15/27(a)	250,000	217,656
385,000	Summit Hotel Properties Inc., 1.500%, 02/15/26	389,363	331,370
		845,149	719,321

	Security Software — 3.6%
430,000	Nice Ltd., Zero Coupon, 09/15/25	434,673	413,875
675,000	Zscaler Inc., 0.125%, 07/01/25	680,029	715,162
		1,114,702	1,129,037

	Semiconductors — 8.4%
500,000	Impinj Inc., 1.125%, 05/15/27	483,313	712,173
500,000	indie Semiconductor Inc., 4.500%, 11/15/27(a)	514,297	733,333
225,000	ON Semiconductor Corp., 0.500%, 03/01/29(a)	225,182	235,037
400,000	Semtech Corp., 1.625%, 11/01/27(a)	388,585	367,200
	Wolfspeed Inc.
579,000	0.250%, 02/15/28	596,925	485,202
100,000	1.875%, 12/01/29(a)	100,000	89,050
		2,308,302	2,621,995

	Telecommunications — 2.4%
500,000	Infinera Corp. 2.500%, 03/01/27	484,511	612,591
Principal Amount		Cost	Market Value
	Telecommunications (Continued)
	Infinera Corp. (continued)
$100,000	3.750%, 08/01/28(a)	$100,000	$135,500
		584,511	748,091

	TOTAL CONVERTIBLE CORPORATE BONDS	29,526,423	28,786,882

Shares
	MANDATORY CONVERTIBLE SECURITIES(b) — 4.9%
	Diversified Industrial — 1.2%
7,000	Chart Industries Inc., Ser. B, 6.750%, 12/15/25	350,000	374,430

	Energy and Utilities: Integrated — 0.8%
5,000	NextEra Energy Inc., 6.926%, 09/01/25	234,676	231,750

	Energy and Utilities: Services — 1.1%
6,745	Spire Inc., Ser. A, 7.500%, 03/01/24	353,245	338,970

	Financial Services — 1.8%
480	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23(a)(c)	502,228	559,320

	TOTAL MANDATORY CONVERTIBLE SECURITIES	1,440,149	1,504,470

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.6%
195,000	U.S. Treasury Bills, 4.608%†, 06/15/23	193,150	193,171

	TOTAL INVESTMENTS — 97.9%	$31,159,722	30,484,523

	Other Assets and Liabilities (Net) — 2.1%		662,929

	NET ASSETS — 100.0%		$31,147,452

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	At March 31, 2023, the Fund held an investment in a restricted and illiquid security amounting to $559,320 or 1.80% of net assets, which was valued under methods approved by the Board of Trustees as follows:

	Issuer	Acquisition Dates	Acquisition Cost	03/31/23 Carrying Value Per Share
480	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23	06/24/20 - 09/30/20	$502,228	$1,165.2500

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

†	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.0%
	Banking — 2.4%
37,839	Bank of America Corp.	$1,159,010	$1,082,195

	Business Services — 2.6%
5,119	Visa Inc., Cl. A	1,050,287	1,154,130

	Computer Hardware — 2.2%
5,842	Apple Inc.	895,369	963,346

	Computer Software and Services — 8.1%
12,266	Alphabet Inc., Cl. A†	1,242,444	1,272,352
3,356	CACI International Inc., Cl. A†	1,002,185	994,316
4,680	Microsoft Corp.	936,815	1,349,244
		3,181,444	3,615,912
	Consumer Products — 4.4%
11,889	Church & Dwight Co. Inc.	968,260	1,051,107
3,603	The Estee Lauder Companies Inc., Cl. A	939,496	887,995
		1,907,756	1,939,102
	Diversified Industrial — 4.4%
5,072	Eaton Corp. plc	675,506	869,036
5,680	Honeywell International Inc.	976,852	1,085,562
		1,652,358	1,954,598
	Electronics — 3.1%
16,557	Microchip Technology Inc.	1,233,197	1,387,146

	Energy and Energy Services — 3.6%
6,699	EOG Resources Inc.	513,530	767,907
7,862	Schlumberger NV	405,585	386,024
3,345	Valero Energy Corp.	279,089	466,962
		1,198,204	1,620,893
	Energy: Integrated — 6.5%
7,213	DTE Energy Co.	758,028	790,112
11,081	NextEra Energy Inc.	379,694	854,123
13,068	WEC Energy Group Inc.	1,307,728	1,238,716
		2,445,450	2,882,951
	Energy: Oil — 4.1%
6,466	Chevron Corp.	763,176	1,054,993
7,847	ConocoPhillips	454,286	778,501
		1,217,462	1,833,494
	Equipment and Supplies — 2.0%
3,576	Danaher Corp.	1,010,047	901,295

	Financial Services — 14.4%
18,798	American International Group Inc.	804,432	946,667
6,018	Arthur J. Gallagher & Co.	1,077,989	1,151,303
3,000	Berkshire Hathaway Inc., Cl. B†	830,860	926,310
12,741	JPMorgan Chase & Co.	1,521,145	1,660,280
2,670	The Goldman Sachs Group Inc.	896,431	873,384
6,068	The Progressive Corp.	845,574	868,088
		5,976,431	6,426,032
	Food and Beverage — 6.5%
2,754	Domino’s Pizza Inc.	943,991	908,462
12,714	McCormick & Co. Inc., Non-Voting	1,219,002	1,057,932
Shares		Cost	Market Value
5,031	PepsiCo Inc.	$514,629	$917,151
		2,677,622	2,883,545
	Health Care — 13.9%
4,851	Becton Dickinson & Co.	970,638	1,200,817
16,391	Gilead Sciences Inc.	1,206,551	1,359,961
1,877	HCA Healthcare Inc.	476,579	494,927
9,044	Johnson & Johnson	1,472,789	1,401,820
1,642	McKesson Corp.	319,405	584,634
2,376	UnitedHealth Group Inc.	671,391	1,122,874
		5,117,353	6,165,033
	Real Estate — 6.3%
6,256	Prologis Inc., REIT	753,868	780,561
1,500	Public Storage, REIT	430,892	453,210
14,192	Ventas Inc., REIT	695,786	615,223
28,705	VICI Properties Inc., REIT	889,394	936,357
		2,769,940	2,785,351
	Retail — 6.6%
1,917	Dollar General Corp.	410,766	403,452
539	O’Reilly Automotive Inc.†	328,718	457,600
3,022	The Home Depot Inc.	455,934	891,853
7,996	Walmart Inc.	1,090,703	1,179,010
		2,286,121	2,931,915
	Telecommunications — 5.5%
75,394	AT&T Inc.	1,416,794	1,451,334
3,545	Motorola Solutions Inc.	933,601	1,014,331
		2,350,395	2,465,665
	Transportation — 2.4%
5,354	Union Pacific Corp.	553,186	1,077,546

	TOTAL COMMON STOCKS	38,681,632	44,070,149

	SHORT TERM INVESTMENT — 1.1%
	Other Investment Companies — 1.1%
494,494	Dreyfus Treasury Securities Cash Management, 4.430%*	494,494	494,494

	TOTAL INVESTMENTS — 100.1%	$39,176,126	44,564,643

	Other Assets and Liabilities (Net) — (0.1)%		(30,585)

	NET ASSETS — 100.0%		$44,534,058

*	1 day yield as of March 31, 2023.

†	Non-income producing security.

REIT   Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 63.6%
	Automotive: Parts and Accessories — 0.6%
291	O’Reilly Automotive Inc.†	$151,939	$247,053

	Banking — 1.5%
20,746	Bank of America Corp.	808,551	593,336

	Business Services — 1.6%
2,810	Visa Inc., Cl. A	579,312	633,543

	Computer Hardware — 1.3%
3,129	Apple Inc.	479,565	515,972

	Computer Software and Services — 6.6%
825	Accenture plc, Cl. A	198,322	235,793
6,535	Alphabet Inc., Cl. A†	689,171	677,876
2,001	CACI International Inc., Cl. A†	593,179	592,856
1,689	Cadence Design Systems Inc.†	209,108	354,842
2,495	Microsoft Corp.	413,454	719,309
		2,103,234	2,580,676
	Consumer Products — 2.6%
6,319	Church & Dwight Co. Inc.	514,628	558,663
1,949	The Estee Lauder Companies Inc., Cl. A	508,198	480,350
		1,022,826	1,039,013
	Consumer Services — 1.3%
4,947	Amazon.com Inc.†	810,583	510,976

	Diversified Industrial — 2.7%
2,732	Eaton Corp. plc	395,873	468,101
3,045	Honeywell International Inc.	563,993	581,960
		959,866	1,050,061
	Electronics — 2.9%
10,066	Microchip Technology Inc.	744,840	843,329
555	Monolithic Power Systems Inc.	186,985	277,800
		931,825	1,121,129
	Energy and Energy Services — 2.0%
2,726	EOG Resources Inc.	195,566	312,481
4,457	Schlumberger NV	229,928	218,839
1,731	Valero Energy Corp.	156,168	241,648
		581,662	772,968
	Energy: Integrated — 3.1%
2,635	DTE Energy Co.	277,056	288,638
3,803	NextEra Energy Inc.	134,883	293,135
6,836	WEC Energy Group Inc.	689,424	647,985
		1,101,363	1,229,758
	Energy: Oil — 2.0%
3,218	Chevron Corp.	400,447	525,049
2,665	ConocoPhillips	177,034	264,395
		577,481	789,444
	Equipment and Supplies — 1.9%
3,377	Amphenol Corp., Cl. A	200,780	275,968
1,918	Danaher Corp.	547,725	483,413
		748,505	759,381
	Financial Services — 8.7%
11,410	American International Group Inc.	515,188	574,607
3,249	Arthur J. Gallagher & Co.	582,873	621,566
Shares		Cost	Market Value

1,510	Berkshire Hathaway Inc., Cl. B†	$421,761	$466,243
6,539	JPMorgan Chase & Co.	788,410	852,097
1,324	The Goldman Sachs Group Inc.	459,346	433,094
3,267	The Progressive Corp.	455,254	467,377
		3,222,832	3,414,984
	Food and Beverage — 2.4%
6,880	McCormick & Co. Inc., Non-Voting	668,543	572,485
1,998	PepsiCo Inc.	219,204	364,235
		887,747	936,720
	Health Care — 8.4%
2,866	Becton Dickinson & Co.	598,285	709,450
8,828	Gilead Sciences Inc.	651,599	732,459
1,012	HCA Healthcare Inc.	256,953	266,844
4,904	Johnson & Johnson	809,632	760,120
695	McKesson Corp.	145,482	247,455
1,250	UnitedHealth Group Inc.	337,390	590,737
		2,799,341	3,307,065
	Real Estate — 3.8%
3,366	Prologis Inc., REIT	409,408	419,976
801	Public Storage, REIT	230,103	242,014
7,576	Ventas Inc., REIT	371,659	328,419
15,395	VICI Properties Inc., REIT	478,466	502,185
		1,489,636	1,492,594
	Retail — 4.6%
1,035	Dollar General Corp.	229,495	217,826
1,486	Domino’s Pizza Inc.	509,360	490,187
1,568	The Home Depot Inc.	261,607	462,748
4,322	Walmart Inc.	590,209	637,279
		1,590,671	1,808,040
	Semiconductors — 0.6%
860	NVIDIA Corp.	124,970	238,882

	Telecommunications — 3.3%
38,631	AT&T Inc.	722,577	743,647
1,912	Motorola Solutions Inc.	503,538	547,080
		1,226,115	1,290,727
	Transportation — 1.7%
3,263	Union Pacific Corp.	387,869	656,711

	TOTAL COMMON STOCKS	22,585,893	24,989,033

	MANDATORY CONVERTIBLE SECURITIES(a) — 1.6%
	Health Care — 1.6%
5,090	Boston Scientific Corp., Ser. A, 5.500%, 06/01/23	570,285	616,094

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 26.9%
	Aerospace — 0.6%
$255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.450%, 10/01/25	$267,622	$246,449

	Banking — 1.8%
750,000	Fifth Third Bancorp, 2.375%, 01/28/25	749,924	695,834

	Computer Hardware — 0.8%
295,000	Dell International LLC / EMC Corp., 5.750%, 02/01/33	293,249	295,224

	Computer Software and Services — 1.0%
	Oracle Corp.
240,000	6.250%, 11/09/32	240,435	258,106
135,000	6.900%, 11/09/52	135,549	150,849
		375,984	408,955

	Diversified Industrial — 1.7%
510,000	Cabot Corp., 4.000%, 07/01/29	508,990	475,442
191,000	Jabil Inc., 1.700%, 04/15/26	191,240	171,507
		700,230	646,949
	Energy and Energy Services — 1.2%
235,000	Energy Transfer LP, 6.250%, 04/15/49	274,051	232,214
260,000	Plains All American Pipeline LP / PAA Finance Corp., 3.800%, 09/15/30	271,490	231,805
		545,541	464,019

	Energy: Oil — 2.3%
95,000	Diamondback Energy Inc., 6.250%, 03/15/33	99,288	100,520
275,000	MPLX LP, 2.650%, 08/15/30	274,103	233,538
395,000	Petroleos Mexicanos, 6.700%, 02/16/32	397,307	314,743
259,000	Piedmont Natural Gas Co. Inc., 5.050%, 05/15/52	257,519	240,180
		1,028,217	888,981

	Financial Services — 5.6%
138,000	American Honda Finance Corp., MTN, 1.000%, 09/10/25	137,997	126,669
500,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.21%), 2.572%, 10/20/32(b)	486,113	408,718
500,000	Bank of Montreal, MTN, 2.650%, 03/08/27	490,930	461,719
500,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.28%), 3.070%, 02/24/28(b)	493,968	465,002
Principal Amount		Cost	Market Value

$370,000	HSBC Holdings plc, (U.S. Secured Overnight Financing Rate + 3.03%), 7.336%, 11/03/26(b)	$370,000	$383,736
405,000	Owl Rock Capital Corp., 3.400%, 07/15/26	404,726	357,897
		2,383,734	2,203,741

	Food and Beverage — 0.7%
380,000	The J.M. Smucker Co., 3.550%, 03/15/50	386,944	284,799

	Health Care — 2.9%
450,000	Aetna Inc., 3.500%, 11/15/24	450,139	439,230
750,000	Amgen Inc., 2.200%, 02/21/27	755,546	690,948
		1,205,685	1,130,178

	Real Estate — 1.9%
150,000	Brixmor Operating Partnership LP, 2.250%, 04/01/28	149,843	129,024
355,000	Kimco Realty OP LLC, 4.600%, 02/01/33	313,675	333,019
265,000	Realty Income Corp., 2.850%, 12/15/32	276,339	219,204
113,000	Vornado Realty LP, 3.400%, 06/01/31	113,160	78,218
		853,017	759,465

	Retail — 2.6%
151,000	7-Eleven Inc., 0.950%, 02/10/26	150,792	135,744
200,000	AutoZone Inc., 1.650%, 01/15/31	198,261	159,426
800,000	CVS Health Corp., 3.250%, 08/15/29	808,746	731,116
		1,157,799	1,026,286

	Semiconductors — 1.2%
235,000	Broadcom Inc., 4.150%, 11/15/30	264,568	217,907
275,000	NXP BV / NXP Funding LLC / NXP USA Inc., 5.000%, 01/15/33	273,994	269,471
		538,562	487,378

	Telecommunications — 0.4%
270,000	Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 3.700%, 04/01/51	277,501	172,484

	Transportation — 2.2%

875,000	AP Moller - Maersk A/S, 4.500%, 06/20/29	871,391	868,344

	TOTAL CORPORATE BONDS	11,635,400	10,579,086

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 1.5%
	Computer Software and Services — 0.7%
$350,000	Splunk Inc., 1.125%, 06/15/27	$371,530	$300,825

	Health Care — 0.8%
325,000	Exact Sciences Corp., 0.375%, 03/15/27	365,602	304,031

	TOTAL CONVERTIBLE CORPORATE BONDS	737,132	604,856

	U.S. GOVERNMENT OBLIGATIONS — 5.9%
	U.S. Treasury Bonds — 4.8%
450,000	2.500%, 02/15/45	409,706	358,541
700,000	2.500%, 05/15/46	700,132	554,682
350,000	2.250%, 08/15/46	368,499	263,580
350,000	1.875%, 02/15/51	320,423	238,192
70,000	2.250%, 02/15/52	59,980	51,990
505,000	3.000%, 08/15/52	417,590	441,796
		2,276,330	1,908,781
	U.S. Treasury Notes — 1.1%
159,000	2.625%, 02/15/29	161,733	150,671
85,000	2.750%, 08/15/32	77,614	79,933
165,000	4.125%, 11/15/32	174,511	173,250
		413,858	403,854
	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,690,188	2,312,635

Shares
	SHORT TERM INVESTMENT — 0.0%
	Other Investment Companies — 0.0%
12,700	Dreyfus Treasury Securities Cash Management, 4.430%*	12,700	12,700

	TOTAL INVESTMENTS — 99.5%	$38,231,598	39,114,404

	Other Assets and Liabilities (Net) — 0.5%		206,393

	NET ASSETS — 100.0%		$39,320,797

†	Non-income producing security.

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2023.

*	1 day yield as of March 31, 2023.

MTN   Medium Term Note

REIT   Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Assets and Liabilities
March 31, 2023 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (Cost $251,345,247, $55,206,031, and 31,159,722, respectively)	$400,721,673	$69,866,467	$30,484,523
Investments in affiliates, at value (Cost$ 9,873,323)	24,400,458	—	—
Cash	—	38,496	—
Foreign currency, at value (Cost $6,426)	6,434	—	—
Receivable for Fund shares sold	153,916	634,838	—
Receivable for investments sold	4,286,296	15,762	803,448
Receivable from Adviser	—	19,454	17,479
Dividends and interest receivable	536,558	46,338	159,135
Prepaid expenses	77,753	19,517	18,025
Total Assets	430,183,088	70,640,872	31,482,610
Liabilities:
Payable to bank	11,842	—	45,637
Payable for investments purchased	6,005	—	200,000
Payable for Fund shares redeemed	543,782	15,784	130
Payable for investment advisory fees	354,129	59,597	26,906
Payable for distribution fees	55,844	5,445	3,510
Payable for accounting fees	7,500	7,500	—
Payable for trustees fees	1,065	—	334
Payable for custodian fees	—	2,467	5,682
Payable for legal and audit fees	49,645	24,059	20,857
Payable for shareholder communications expenses	110,940	11,827	18,949
Payable for shareholder services fees	114,097	5,390	6,853
Other accrued expenses	6,846	3,944	6,300
Total Liabilities	1,261,695	136,013	335,158
Net Assets	$428,921,393	$70,504,859	$31,147,452
Net Assets Consist of:
Paid-in capital	$212,228,211	$55,318,336	$30,913,146
Total distributable earnings	216,693,182	15,186,523	234,306
Net Assets	$428,921,393	$70,504,859	$31,147,452
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$92,305,030	$7,724,747	$3,843,347
Shares of beneficial interest outstanding	4,333,381	341,526	321,626
Net Asset Value, offering, and redemption price per share	$21.30	$22.62	$11.95
Class A:
Net assets	$76,048,494	$7,079,662	$2,747,673
Shares of beneficial interest outstanding	3,801,780	334,006	221,032
Net Asset Value and redemption price per share	$20.00	$21.20	$12.43
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$20.83	$22.08	$12.95
Class C:
Net assets	$23,309,794	$2,637,768	$2,370,054
Shares of beneficial interest outstanding	1,444,287	153,868	177,013
Net Asset Value and offering price per share (a)	$16.14	$17.14	$13.39
Class I:
Net assets	$237,258,075	$53,062,682	$22,186,378
Shares of beneficial interest outstanding	10,694,673	2,241,291	1,849,880
Net Asset Value, offering, and redemption price per share	$22.18	$23.68	$11.99

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)
March 31, 2023 (Unaudited)

	Equity	Balanced
	Fund	Fund
Assets:
Investments, at value (Cost $39,176,126 and $38,231,598, respectively)	$44,564,643	$39,114,404
Cash	—	87
Receivable for Fund shares sold	813	—
Receivable for investments sold	—	130,354
Dividends and interest receivable	42,718	147,781
Prepaid expenses	28,455	23,575
Total Assets	44,636,629	39,416,201
Liabilities:
Payable to bank	1,909	—
Payable for Fund shares redeemed	3,000	16,677
Payable for investment advisory fees	37,029	24,773
Payable for distribution fees	8,952	8,076
Payable for custodian fees	4,663	7,550
Payable for legal and audit fees	19,903	19,882
Payable for shareholder communications expenses	14,373	6,683
Payable for shareholder services fees	7,351	6,443
Other accrued expenses	5,391	5,320
Total Liabilities	102,571	95,404
Net Assets	$44,534,058	$39,320,797
Net Assets Consist of:
Paid-in capital	$38,653,352	$38,410,100
Total distributable earnings	5,880,706	910,697
Net Assets	$44,534,058	$39,320,797
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$42,242,108	$30,325,520
Shares of beneficial interest outstanding	4,016,853	3,216,599
Net Asset Value, offering, and redemption price per share	$10.52	$9.43
Class A:
Net assets	$790,885	$5,327,340
Shares of beneficial interest outstanding	75,252	559,995
Net Asset Value and redemption price per share	$10.51	$9.51
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$10.95	$9.91
Class C:
Net assets	$10,788	$693,766
Shares of beneficial interest outstanding	1,145	71,894
Net Asset Value and offering price per share (a)	$9.42	$9.65
Class I:
Net assets	$1,490,277	$2,974,171
Shares of beneficial interest outstanding	142,554	316,133
Net Asset Value, offering, and redemption price per share	$10.45	$9.41

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Operations
For the Six Months Ended March 31, 2023 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $24,151, $0, and $0, respectively)	$3,694,426	$451,319	$48,930
Dividends-affiliated	315,258	—	—
Interest	35,828	125,899	452,610
Total Investment Income	4,045,512	577,218	501,540
Expenses:
Investment advisory fees	2,272,015	324,026	179,704
Distribution fees - Class AAA	115,977	10,039	5,065
Distribution fees - Class A	96,922	8,821	3,819
Distribution fees - Class C	128,003	12,067	14,173
Accounting fees	22,500	22,500	—
Custodian fees	37,350	6,275	6,403
Legal and audit fees	49,462	19,236	15,552
Registration expenses	32,851	26,778	28,814
Shareholder communications expenses	93,282	13,570	14,877
Shareholder services fees	238,486	11,260	9,812
Trustees’ fees	52,878	5,524	4,599
Miscellaneous expenses	20,764	6,558	7,626
Total Expenses	3,160,490	466,654	290,444
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(110,759)	(104,794)
Advisory fee reduction on unsupervised assets (See Note 3)	(80,165)	—	—
Expenses paid indirectly by broker (See Note 6)	(3,676)	(923)	(859)
Total Reimbursements, Waivers, Reductions, and Credits	(83,841)	(111,682)	(105,653)
Net Expenses	3,076,649	354,972	184,791
Net Investment Income	968,863	222,246	316,749
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	58,074,849	435,642	1,289,917
Net realized loss on investments - affiliated	(690,456)	—	—
Net realized loss on foreign currency transactions	(2,111)	—	—
Net realized gain on investments and foreign currency transactions	57,382,282	435,642	1,289,917
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	9,719,825	4,252,027	664,608
on investments - affiliated	3,396,748	—	—
on foreign currency translations	3,359	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	13,119,932	4,252,027	664,608
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	70,502,214	4,687,669	1,954,525
Net Increase in Net Assets Resulting from Operations	$71,471,077	$4,909,915	$2,271,274

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Operations (Continued)
For the Six Months Ended March 31, 2023 (Unaudited)

	Equity Fund	Balanced Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $724 and $365, respectively)	$490,232	$270,413
Interest	12,680	256,973
Total Investment Income	502,912	527,386
Expenses:
Investment advisory fees	230,500	154,613
Distribution fees - Class AAA	54,469	39,898
Distribution fees - Class A	1,018	6,953
Distribution fees - Class C	120	3,457
Custodian fees	6,334	8,545
Legal and audit fees	15,319	15,233
Registration expenses	27,737	27,997
Shareholder communications expenses	13,857	13,506
Shareholder services fees	13,965	11,421
Trustees’ fees	5,112	4,687
Miscellaneous expenses	6,458	6,407
Total Expenses	374,889	292,717
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 6)	(859)	(840)
Total Reimbursements, Waivers, Reductions, and Credits	(859)	(840)
Net Expenses	374,030	291,877
Net Investment Income	128,882	235,509
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	366,582	109,459
Net realized gain on investments - affiliated	—	—
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	366,582	109,459
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	3,874,058	3,591,023
on investments - affiliated	—	—
on foreign currency translations	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	3,874,058	3,591,023
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	4,240,640	3,700,482
Net Increase in Net Assets Resulting from Operations	$4,369,522	$3,935,991

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Changes in Net Assets

	Mighty Mites Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

Operations:
Net investment income	$968,863	$3,581,218
Net realized gain on investments and foreign currency transactions	57,382,282	62,709,055
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,119,932	(190,191,685)
Net Increase/(Decrease) in Net Assets Resulting from Operations	71,471,077	(123,901,412)
Distributions to Shareholders:
Accumulated earnings
Class AAA	(11,164,408)	(17,928,539)
Class A	(9,626,296)	(14,451,631)
Class C	(3,076,929)	(8,098,122)
Class I	(33,844,855)	(55,813,204)
Total Distributions to Shareholders	(57,712,488)	(96,291,496)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	2,091,930	2,012,736
Class A	5,524,659	15,999,365
Class C	372,722	1,551,151
Class I	16,886,818	54,885,767
	24,876,129	74,449,019
Proceeds from reinvestment of distributions
Class AAA	10,872,699	17,443,390
Class A	8,304,406	12,321,803
Class C	3,034,798	7,915,476
Class I	25,597,381	42,778,029
	47,809,284	80,458,698
Cost of shares redeemed
Class AAA	(8,252,206)	(23,585,285)
Class A	(11,676,143)	(21,549,703)
Class C	(6,574,035)	(16,228,511)
Class I	(77,484,232)	(118,489,528)
	(103,986,616)	(179,853,027)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(31,301,203)	(24,945,310)
Redemption Fees	14	92
Net Increase/(Decrease) in Net Assets	(17,542,600)	(245,138,126)
Net Assets:
Beginning of year	446,463,993	691,602,119
End of period	$428,921,393	$446,463,993

See accompanying notes to financial statements.

TETON Westwood Funds
Statements of Changes in Net Assets (Continued)

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund
For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

$222,246	$211,324	$316,749	$158,446	$128,882	$163,572	$235,509	$338,482
435,642	862,602	1,289,917	4,148,819	366,582	3,254,320	109,459	2,687,251
4,252,027	(9,548,343)	664,608	(19,338,974)	3,874,058	(7,405,186)	3,591,023	(9,466,909)
4,909,915	(8,474,417)	2,271,274	(15,031,709)	4,369,522	(3,987,294)	3,935,991	(6,441,176)

(123,982)	(554,225)	(415,728)	(636,750)	(3,192,830)	(8,020,288)	(2,228,090)	(4,929,390)
(109,934)	(347,566)	(325,491)	(498,218)	(59,409)	(156,056)	(392,247)	(1,035,383)
(24,161)	(165,125)	(278,784)	(464,204)	(1,829)	(6,584)	(42,709)	(140,721)
(760,837)	(2,017,134)	(2,873,339)	(5,413,759)	(155,555)	(501,478)	(231,832)	(519,861)
(1,018,914)	(3,084,050)	(3,893,342)	(7,012,931)	(3,409,623)	(8,684,406)	(2,894,878)	(6,625,355)

499,159	1,054,137	13,552	88,247	198,536	425,506	213,165	2,226,513
1,480,393	1,708,695	56,760	147,636	5,288	60,016	42,410	533,899
1,172,635	558,507	75,498	225,406	—	—	320,594	40,280
22,855,829	17,236,350	2,200,554	7,394,638	137,661	402,781	270,703	1,353,558
26,008,016	20,557,689	2,346,364	7,855,927	341,485	888,303	846,872	4,154,250

122,746	541,864	413,335	629,125	3,077,989	7,709,509	2,166,163	4,796,641
109,733	347,178	322,988	495,471	57,984	150,622	379,917	1,020,834
24,161	165,125	277,959	457,033	1,829	6,584	42,708	128,224
760,165	2,009,732	2,871,616	5,411,447	151,069	491,374	231,832	519,861
1,016,805	3,063,899	3,885,898	6,993,076	3,288,871	8,358,089	2,820,620	6,465,560

(843,537)	(2,330,166)	(470,829)	(1,332,275)	(2,971,103)	(4,790,697)	(4,330,497)	(5,835,794)
(852,693)	(420,524)	(911,625)	(965,187)	(77,392)	(126,070)	(950,749)	(2,348,492)
(655,121)	(628,421)	(1,174,261)	(1,253,508)	(16,324)	(10,344)	(175,403)	(667,301)
(7,433,339)	(10,669,255)	(10,526,194)	(23,250,701)	(779,690)	(1,300,787)	(821,275)	(1,313,213)
(9,784,690)	(14,048,366)	(13,082,909)	(26,801,671)	(3,844,509)	(6,227,898)	(6,277,924)	(10,164,800)
17,240,131	9,573,222	(6,850,647)	(11,952,668)	(214,153)	3,018,494	(2,610,432)	455,010
1,879	—	—	—	—	—	—	—
21,133,011	(1,985,245)	(8,472,715)	(33,997,308)	745,746	(9,653,206)	(1,569,319)	(12,611,521)

49,371,848	51,357,093	39,620,167	73,617,475	43,788,312	53,441,518	40,890,116	53,501,637
$70,504,859	$49,371,848	$31,147,452	$39,620,167	$44,534,058	$43,788,312	$39,320,797	$40,890,116

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2023(f)	$20.74	$0.04	$3.31	$3.35	$(0.13)	$(2.66)	$(2.79)	$0.00	$21.30	16.51%	$92,305	0.33	%(g)	1.45	%(g)	1.49	%(g)	1%
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50		1.41		1.43		3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47		1.40		1.42		6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)		1.43		1.44		2
2019	28.86	(0.03)	(2.28)	(2.31)	—	(0.97)	(0.97)	0.00	25.58	(8.00)	156,267	(0.11)		1.41		1.41		8
2018	29.42	(0.07)	1.32	1.25	—	(1.81)	(1.81)	0.00	28.86	4.38	226,938	(0.25)		1.40		1.40		9
Class A
2023(f)	$19.49	$0.03	$3.12	$3.15	$(0.14)	$(2.50)	$(2.64)	$0.00	$20.00	16.49%	$76,048	0.33	%(g)	1.45	%(g)	1.49	%(g)	1%
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48		1.41		1.43		3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44		1.41		1.43		6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)		1.68		1.69		2
2019	27.75	(0.09)	(2.20)	(2.29)	—	(0.97)	(0.97)	0.00	24.49	(8.26)	75,977	(0.35)		1.66		1.66		8
2018	28.42	(0.14)	1.28	1.14	—	(1.81)	(1.81)	0.00	27.75	4.13	111,572	(0.50)		1.65		1.65		9
Class C
2023(f)	$15.67	$(0.04)	$2.52	$2.48	$—	$(2.01)	$(2.01)	$0.00	$16.14	16.11%	$23,310	(0.43	)%(g)	2.20	%(g)	2.24	%(g)	1%
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)		2.16		2.18		3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)		2.15		2.17		6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)		2.18		2.19		2
2019	24.32	(0.18)	(1.93)	(2.11)	—	(0.97)	(0.97)	0.00	21.24	(8.70)	108,356	(0.85)		2.16		2.16		8
2018	25.24	(0.24)	1.13	0.89	—	(1.81)	(1.81)	0.00	24.32	3.63	166,600	(1.00)		2.15		2.15		9
Class I
2023(f)	$21.63	$0.06	$3.47	$3.53	$(0.20)	$(2.78)	$(2.98)	$0.00	$22.18	16.64%	$237,258	0.57	%(g)	1.20	%(g)	1.24	%(g)	1%
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74		1.16		1.18		3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72		1.15		1.17		6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)		1.18		1.19		2
2019	29.57	0.04	(2.35)	(2.31)	—	(0.97)	(0.97)	0.00	26.29	(7.80)	625,116	0.15		1.16		1.16		8
2018	30.02	0.00 (c)	1.36	1.36	—	(1.81)	(1.81)	0.00	29.57	4.67	930,953	0.00	(h)	1.15		1.15		9

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.04%, 0.03%, 0.02%, and 0.01% of net assets for the six months ended March 31, 2023 and the years ended September 30, 2022, 2021, and 2020. For the years ended September 30, 2019 and 2018, there was no impact on the expense ratios.
(f)	For the six months ended March 31, 2023, unaudited.
(g)	Annualized.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2023(d)	$20.74	$0.06	$2.18	$2.24	$(0.08)		$(0.28)	$(0.36)		$0.00	$22.62	10.75%	$7,725	0.53	%(e)	1.25	%(e)	1.59	%(e)	0	%(f)
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23		1.25		1.64		15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15		1.25		1.64		21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26		1.25		1.70		18
2019	21.49	0.06	(1.28)	(1.22)	—		(2.30)	(2.30)		0.00	17.97	(5.56)	7,758	0.33		1.25		1.64		35
2018	21.37	(0.02)	2.00	1.98	—		(1.86)	(1.86)		—	21.49	9.68	9,286	(0.08)		1.25		1.72		32
Class A
2023(d)	$19.45	$0.06	$2.04	$2.10	$(0.09)		$(0.26)	$(0.35)		$0.00	$21.20	10.76%	$7,079	0.53	%(e)	1.25	%(e)	1.59	%(e)	0	%(f)
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25		1.25		1.65		15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14		1.27		1.65		21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02		1.50		1.95		18
2019	20.48	0.01	(1.21)	(1.20)	—		(2.30)	(2.30)		0.00	16.98	(5.75)	4,440	0.08		1.50		1.89		35
2018	20.50	(0.07)	1.91	1.84	—		(1.86)	(1.86)		—	20.48	9.38	5,024	(0.33)		1.50		1.97		32
Class C
2023(d)	$15.73	$(0.02)	$1.64	$1.62	$—		$(0.21)	$(0.21)		$0.00	$17.14	10.26%	$2,638	(0.22	)%(e)	2.00	%(e)	2.34	%(e)	0	%(f)
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)		2.00		2.39		15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)		2.00		2.39		21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)		2.00		2.45		18
2019	17.69	(0.06)	(1.05)	(1.11)	—		(2.30)	(2.30)		0.00	14.28	(6.21)	3,164	(0.41)		2.00		2.39		35
2018	18.04	(0.15)	1.66	1.51	—		(1.86)	(1.86)		—	17.69	8.79	2,895	(0.83)		2.00		2.47		32
Class I
2023(d)	$21.74	$0.09	$2.28	$2.37	$(0.14)		$(0.29)	$(0.43)		$0.00	$23.68	10.86%	$53,063	0.78	%(e)	1.00	%(e)	1.34	%(e)	0	%(f)
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49		1.00		1.39		15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40		1.00		1.39		21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52		1.00		1.45		18
2019	22.27	0.11	(1.32)	(1.21)	(0.02)		(2.30)	(2.32)		0.00	18.74	(5.27)	23,307	0.60		1.00		1.39		35
2018	22.04	0.04	2.05	2.09	—		(1.86)	(1.86)		—	22.27	9.90	21,688	0.17		1.00		1.47		32

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	For the six months ended March 31, 2023, unaudited.
(e)	Annualized.
(f)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2023(d)	$12.54	$0.10	$0.63	$0.73	$(0.15)	$(1.17)	$(1.32)	$—	$11.95	6.03%	$3,843	1.67	%(e)	1.15	%(e)	1.73	%(e)	21%
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16		1.15		1.62		39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27		1.15		1.56		34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12		1.15		1.62		62
2019	13.98	0.13	0.51	0.64	(0.23)	(0.53)	(0.76)	—	13.86	5.08	5,168	1.00		1.15		1.66		28
2018	12.41	0.04	1.73	1.77	(0.20)	—	(0.20)	—	13.98	14.38	4,523	0.34		1.15		2.03		35
Class A
2023(d)	$13.04	$0.10	$0.66	$0.76	$(0.15)	$(1.22)	$(1.37)	$—	$12.43	6.00%	$2,748	1.64	%(e)	1.15	%(e)	1.73	%(e)	21%
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16		1.15		1.62		39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24		1.17		1.58		34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86		1.40		1.87		62
2019	14.43	0.10	0.53	0.63	(0.20)	(0.53)	(0.73)	—	14.33	4.81	4,821	0.76		1.40		1.91		28
2018	12.79	0.01	1.80	1.81	(0.17)	—	(0.17)	—	14.43	14.22	3,711	0.09		1.40		2.28		35
Class C
2023(d)	$14.04	$0.06	$0.71	$0.77	$(0.11)	$(1.31)	$(1.42)	$—	$13.39	5.63%	$2,370	0.88	%(e)	1.90	%(e)	2.48	%(e)	21%
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)		1.90		2.37		39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)		1.90		2.31		34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37		1.90		2.37		62
2019	15.36	0.04	0.56	0.60	(0.13)	(0.53)	(0.66)	—	15.30	4.30	4,246	0.26		1.90		2.41		28
2018	13.62	(0.06)	1.90	1.84	(0.10)	—	(0.10)	—	15.36	13.55	2,960	(0.40)		1.90		2.78		35
Class I
2023(d)	$12.59	$0.12	$0.61	$0.73	$(0.16)	$(1.17)	$(1.33)	$—	$11.99	6.10%	$22,186	1.89	%(e)	0.90	%(e)	1.48	%(e)	21%
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39		0.90		1.37		39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51		0.90		1.31		34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36		0.90		1.37		62
2019	14.03	0.18	0.49	0.67	(0.26)	(0.53)	(0.79)	—	13.91	5.33	36,402	1.32		0.90		1.41		28
2018	12.44	0.08	1.75	1.83	(0.24)	—	(0.24)	—	14.03	14.79	18,097	0.56		0.90		1.78		35

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	For the six months ended March 31, 2023, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2023(c)	$10.28	$0.03		$1.02	$1.05	$(0.04)		$(0.77)	$(0.81)	$10.52	9.91%	$42,242	0.55	%(d)	1.63	%(d)	26%
2022	13.37	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.28	(8.75)	41,068	0.30		1.64		50
2021	11.02	0.00	(e)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00	(f)	1.64		66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70		1.63		46
2019	13.94	0.10		0.54	0.64	(0.09)		(1.83)	(1.92)	12.66	5.84	50,849	0.80		1.64		28
2018	13.69	0.08		1.71	1.79	(0.06)		(1.48)	(1.54)	13.94	14.14	54,595	0.59		1.60		33
Class A
2023(c)	$10.27	$0.03		$1.02	$1.05	$(0.04)		$(0.77)	$(0.81)	$10.51	9.91%	$791	0.55	%(d)	1.63	%(d)	26%
2022	13.36	0.04		(0.93)	(0.89)	(0.00	)(e)	(2.20)	(2.20)	10.27	(8.76)	788	0.29		1.64		50
2021	10.99	0.00	(e)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)		1.67		66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45		1.88		46
2019	13.90	0.07		0.54	0.61	(0.05)		(1.83)	(1.88)	12.63	5.59	1,366	0.56		1.89		28
2018	13.64	0.05		1.71	1.76	(0.02)		(1.48)	(1.50)	13.90	13.88	1,435	0.35		1.85		33
Class C
2023(c)	$9.21	$(0.01)		$0.91	$0.90	$—		$(0.69)	$(0.69)	$9.42	9.48%	$11	(0.28	)%(d)	2.38	%(d)	26%
2022	12.27	(0.05)		(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25	(0.48)		2.39		50
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)		2.39		66
2020	11.76	(0.00	)(e)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)		2.38		46
2019	13.09	0.00	(e)	0.50	0.50	—		(1.83)	(1.83)	11.76	4.99	104	0.04		2.39		28
2018	12.97	(0.02)		1.62	1.60	—		(1.48)	(1.48)	13.09	13.32	449	(0.17)		2.35		33
Class I
2023(c)	$10.23	$0.04		$1.02	$1.06	$(0.07)		$(0.77)	$(0.84)	$10.45	10.01%	$1,490	0.78	%(d)	1.38	%(d)	26%
2022	13.32	0.07		(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907	0.56		1.39		50
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25		1.39		66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96		1.38		46
2019	13.91	0.13		0.53	0.66	(0.12)		(1.83)	(1.95)	12.62	6.08	3,954	1.06		1.39		28
2018	13.66	0.11		1.72	1.83	(0.10)		(1.48)	(1.58)	13.91	14.47	4,870	0.84		1.35		33

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2023, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.
(f)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Balanced Fund
Class AAA
2023(c)	$9.20	$0.05	$0.86	$0.91	$(0.06)	$(0.62)	$(0.68)	$9.43	9.89%	$30,326	1.14	%(d)	1.42	%(d)	23%
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68		1.41		46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22		1.41		65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95		1.42		57
2019	12.39	0.13	0.55	0.68	(0.13)	(1.23)	(1.36)	11.71	6.44	44,638	1.15		1.37		44
2018	12.16	0.12	0.96	1.08	(0.12)	(0.73)	(0.85)	12.39	9.32	45,181	1.00		1.34		27
Class A
2023(c)	$9.28	$0.05	$0.86	$0.91	$(0.06)	$(0.62)	$(0.68)	$9.51	9.86%	$5,327	1.13	%(d)	1.42	%(d)	23%
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66		1.41		46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20		1.43		65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70		1.67		57
2019	12.47	0.10	0.55	0.65	(0.10)	(1.23)	(1.33)	11.79	6.13	9,553	0.89		1.62		44
2018	12.23	0.09	0.97	1.06	(0.09)	(0.73)	(0.82)	12.47	9.08	8,719	0.75		1.59		27
Class C
2023(c)	$9.43	$0.02	$0.87	$0.89	$(0.04)	$(0.63)	$(0.67)	$9.65	9.46%	$694	0.37	%(d)	2.17	%(d)	23%
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)		2.16		46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)		2.16		65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20		2.17		57
2019	12.67	0.05	0.56	0.61	(0.04)	(1.23)	(1.27)	12.01	5.58	2,195	0.40		2.12		44
2018	12.41	0.03	0.99	1.02	(0.03)	(0.73)	(0.76)	12.67	8.54	4,544	0.25		2.09		27
Class I
2023(c)	$9.18	$0.07	$0.85	$0.92	$(0.07)	$(0.62)	$(0.69)	$9.41	10.04%	$2,974	1.39	%(d)	1.17	%(d)	23%
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93		1.16		46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47		1.16		65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19		1.17		57
2019	12.38	0.16	0.54	0.70	(0.16)	(1.23)	(1.39)	11.69	6.63	3,734	1.40		1.12		44
2018	12.15	0.15	0.97	1.12	(0.16)	(0.73)	(0.89)	12.38	9.61	3,925	1.24		1.09		27

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2023, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities,

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1— quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/23
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Building and Construction	$7,291,590	$7,003,236	—	$14,294,826
Business Services	7,369,977	—	$391,960	7,761,937
Consumer Products	9,878,289	—	1	9,878,290
Consumer Services	1,981,320	324,925	—	2,306,245
Diversified Industrial	48,600,592	2,853,728	—	51,454,320
Financial Services	49,734,664	1,137,487	55,000	50,927,151
Food and Beverage	9,536,849	161,844	—	9,698,693
Real Estate	10,932,688	1,500,768	765	12,434,221
Specialty Chemicals	7,061,285	—	0	7,061,285
Other Industries (a)	253,983,456	—	—	253,983,456
Total Common Stocks	406,370,710	12,981,988	447,726	419,800,424

Preferred Stocks (a)	885,933	—	—	885,933
Rights (a)	33,000	4,000	301,815	338,815
Warrants (a)	44,071	59,493	652	104,216
U.S. Government Obligations	—	3,992,743	—	3,992,743
TOTAL INVESTMENTS IN SECURITIES — ASSETS	$407,333,714	$17,038,224	$750,193(b)	$425,122,131

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$64,420,950	—	—	$64,420,950
U.S. Government Obligations	—	$5,445,517	—	5,445,517
TOTAL INVESTMENTS IN SECURITIES — ASSETS	$64,420,950	$5,445,517	—	$69,866,467

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$28,786,882	—	$28,786,882
Mandatory Convertible Securities (c)	$606,180	898,290	—	1,504,470
U.S. Government Obligations	—	193,171	—	193,171
TOTAL INVESTMENTS IN SECURITIES — ASSETS	$606,180	$29,878,343	—	$30,484,523

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$44,070,149	—	—	$44,070,149
Short Term Investment	494,494	—	—	494,494
TOTAL INVESTMENTS IN SECURITIES — ASSETS	$44,564,643	—	—	$44,564,643

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
		Level 2 Other Significant	Level 3 Significant	Total Market
	Level 1	Observable	Unobservable	Value
	Quoted Prices	Inputs	Inputs	at 03/31/23

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$24,989,033	—	—	$24,989,033
Mandatory Convertible Securities (c)	616,094	—	—	616,094
Corporate Bonds (c)	—	$10,579,086	—	10,579,086
Convertible Corporate Bonds (c)	—	604,856	—	604,856
U.S. Government Obligations	—	2,312,635	—	2,312,635
Short Term Investment	12,700	—	—	12,700
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$25,617,827	$13,496,577	—	$39,114,404

(a) Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.
(b) The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(c) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table reconciles Level 3 investments for the Mighty Mites Fund for which significant unobservable inputs were used to determine fair value.

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Net Change						Level 3
	Balance	Accrued	Realized	in unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			Into	Out of	as of	still held at
	09/30/22	(premiums)	(loss)	depreciation†	Purchases	Sales	Level 3	Level 3	03/31/23	03/31/23†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$321,755	—	—	$125,970	—	—	$1	—	$447,726	$125,970
Rights (a)	3,978	—	—	—	—	—	301,815	$3,978	301,815	—
Warrants (a)	652	—	—	—	—	—	—	—	652	—
TOTAL INVESTMENTS IN
SECURITIES	$326,385	—	—	$125,970	—	—	$301,816	$3,978	$750,193	$125,970

† Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2023, the Mighty Mites Fund had material transfers into or out of level 3.

There were no Level 3 investments held at March 31, 2023 for the SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2023, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2023, refer to the Schedules of Investments.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2023, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than 1 basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalizations, timing differences, the adjustments for sales on investments in passive foreign investment companies, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2022 was as follows:

	Mighty Mites		SmallCap	Convertible
	Fund		Equity Fund	Securities Fund	Equity Fund	Balanced Fund
Ordinary income (inclusive of short term capital gains)	$3,413,588		$440,131	$2,901,646	$1,834,685	$2,359,741
Net long term capital gains	100,784,565		2,643,919	4,111,285	6,849,721	4,265,614
Total distributions paid	$04,198,153	*	$3,084,050	$7,012,931	$8,684,406	$6,625,355

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2023:

	Mighty Mites	SmallCap	Convertible
	Fund	Equity Fund	Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$263,131,584	$55,210,904	$31,159,722	$39,178,092	$38,239,504
Gross unrealized appreciation	$192,912,211	$17,013,934	$2,760,070	$6,100,518	$3,461,767
Gross unrealized depreciation	(30,921,664)	(2,358,371)	(3,435,269)	(713,967)	(2,586,867)
Net unrealized appreciation/depreciation	$161,990,547	$14,655,563	$(675,199)	$5,386,551	$874,900

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with Teton Advisors, LLC and Keeley-Teton Advisors, LLC, individually an “Adviser” and collectively, the “Advisers,” which provide that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Advisers provide a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Advisers. Teton Advisors, LLC is the Adviser of the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC is the Adviser of the SmallCap Equity Fund.

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets, with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the six months ended March 31, 2023, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its advisory fee with respect to such securities by $80,165.

The respective Advisers have contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31,2024. For the six months ended March 31, 2023, the respective Advisers waived fees or reimbursed expenses in the amounts of $110,759 and $104,794 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay the Adviser for a period of two and three fiscal years, respectively, following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of March 31, 2023, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended	For the year ended	For the six months
	September 30, 2021,	September 30, 2022,	ended March 31, 2023,
	expiring	expiring	expiring
	September 30, 2023	September 30, 2024	September 30, 2025	Total
SmallCap Equity Fund	$184,043	$217,384	$110,759	$512,186

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	For the year ended	For the year ended	For the year ended	For the six months
	September 30, 2020,	September 30, 2021,	September 30, 2022,	ended March 31, 2023,
	expiring	expiring	expiring	expiring
	September 30, 2023	September 30, 2024	September 30, 2025	September 30, 2026	Total
Convertible Securities Fund	$291,369	$324,715	$271,186	$104,794	$992,064

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Advisers have a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2023, other than short term securities, are as follows:

	Purchases	Sales	Purchases
	(excluding U.S.	(excluding U.S.	of U.S.	Sales of U.S.
	Government	Government	Government	Government
	Securities)	Securities)	Securities	Securities
Mighty Mites Fund	$3,138,312	$103,669,736	—	—
SmallCap Equity Fund	20,474,559	4,060,826	—	—
Convertible Securities Fund	7,445,714	17,094,040	—	—
Equity Fund	11,964,228	15,082,588	—	—
Balanced Fund	8,060,525	12,459,444	$1,363,878	$2,240,974

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2023, the Mighty Mites Fund paid $16,079 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $6,211 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2023, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,676, $923, $859, $859, and $840, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2023, the Mighty Mites Fund and SmallCap Equity Fund accrued $22,500 and $22,500 in connection with the cost of computing these Funds’ NAVs.

During the six months ended March 31, 2023, the Mighty Mites Fund engaged in sale transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $17,250 in sales transactions.

7. Significant Shareholder. As of March 31, 2023, 6.98% of the Convertible Securities Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2023 and the fiscal year ended September 30, 2022 can be found in the Statements of Changes in Net Assets under Redemption Fees. Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	March 31, 2023	September 30,	March 31, 2023	September 30,	March 31, 2023	September 30,
	(Unaudited)	2022	(Unaudited)	2022	(Unaudited)	2022
Class AAA
Shares sold	96,829	78,974	21,417	41,591	1,125	6,071
Shares issued upon reinvestment of distributions	522,977	647,250	5,284	21,468	34,949	38,447
Shares redeemed	(380,846)	(921,647)	(37,097)	(93,383)	(38,610)	(87,386)
Net increase/(decrease) in Class AAA Shares	238,960	(195,423)	(10,396)	(30,324)	(2,536)	(42,868)
Class A
Shares sold	274,198	655,965	68,923	74,532	4,264	9,989
Shares issued upon reinvestment of distributions	425,431	486,643	5,040	14,668	26,265	29,152
Shares redeemed	(583,359)	(901,365)	(39,161)	(18,597)	(71,713)	(63,380)
Net increase/(decrease) in Class A Shares	116,270	241,243	34,802	70,603	(41,184)	(24,239)
Class C
Shares sold	22,982	77,977	67,725	30,768	5,245	12,129
Shares issued upon reinvestment of distributions	192,198	386,309	1,369	8,578	20,981	24,726
Shares redeemed	(402,383)	(838,946)	(38,019)	(33,469)	(84,009)	(77,445)
Net increase/(decrease) in Class C Shares	(187,203)	(374,660)	31,075	5,877	(57,783)	(40,590)
Class I
Shares sold	757,358	2,043,336	934,551	669,250	177,797	477,793
Shares issued upon reinvestment of distributions	1,183,420	1,525,607	31,295	76,155	241,978	329,964
Shares redeemed	(3,460,546)	(4,581,699)	(303,571)	(417,053)	(860,981)	(1,569,187)
Net increase/(decrease) in Class I Shares	(1,519,768)	(1,012,756)	662,275	328,352	(441,206)	(761,430)

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Equity Fund		Balanced Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	March 31, 2023	September 30,	March 31, 2023	September 30,
	(Unaudited)	2022	(Unaudited)	2022
Class AAA
Shares sold	18,434	35,819	22,360	209,102
Shares issued upon reinvestment of distributions	282,384	654,457	229,558	434,985
Shares redeemed	(280,130)	(394,206)	(459,543)	(538,770)
Net increase/(decrease) in Class AAA Shares	20,688	296,070	(207,625)	105,317
Class A
Shares sold	489	4,957	4,495	50,469
Shares issued upon reinvestment of distributions	5,320	12,797	39,881	91,660
Shares redeemed	(7,336)	(10,780)	(98,817)	(220,463)
Net increase/(decrease) in Class A Shares	(1,527)	6,974	(54,441)	(78,334)
Class C
Shares sold			33,490	3,918
Shares issued upon reinvestment of distributions	187	620	4,417	11,273
Shares redeemed	(1,739)	(980)	(18,133)	(60,847)
Net increase/(decrease) in Class C Shares	(1,552)	(360)	19,774	(45,656)
Class I
Shares sold	13,034	36,072	28,980	119,750
Shares issued upon reinvestment of distributions	13,949	41,998	24,621	47,328
Shares redeemed	(70,825)	(117,117)	(86,683)	(119,747)
Net increase/(decrease) in Class I Shares	(43,842)	(39,047)	(33,082)	47,331

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2023 is set forth below:

	Market				Change In	Market
	Value at				Unrealized	Value at		Percent
	September		Sales	Realized	Appreciation/	March 31,	Dividend	Owned of
	30, 2022	Purchases	Proceeds	Gain/(Loss)	(Depreciation)	2023	Income	Shares
Bel Fuse Inc., Cl. A	$4,144,985	—	$890,831	$336,421	$804,145	$4,394,720	$16,196	5.56%
Burnham Holdings Inc., Cl. A	2,845,962	—	90,033	(43,289)	(34,412)	2,678,228	93,720	6.97%
Nathan’s Famous Inc.	14,022,299	—	454,701	326,781	2,260,131	16,154,510	205,342	5.24%
Schmitt Industries Inc. *	1,227,510	—	31,075	(1,310,369)	113,934	—	—	—
Trans-Lux Corp.†	912,000	$8,050	—	—	252,950	1,173,000	—	17.11%
Total				$(690,456)	$3,396,748	$24,400,458	$315,258

* Security was not held at March 31, 2023.
† Non-income producing security.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center
Rye, New York 10580-1422
General and Account Information:
800-WESTWOOD [800-937-8966]
fax: 914-921-5118
website: wwww.tetonadv.com
email: info@tetonadv.com
Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	KUNI NAKAMURA
Attorney,	Co-Chairman,	President of Advanced Polymer,
Anthony S. Colavita, P.C.	Teton Advisors, Inc.	Inc.
JAMES P. CONN	MARY E. HAUCK	WERNER J. ROEDER
Former Managing Director	Former Senior Portfolio Manager,	Former Vice President of
and Chief Investment Officer,	Gabelli-O’Connor Fixed Income	Medical Affairs (Medical
Financial Security Assurance	Mutual Fund Management	Director) of New York
Holdings Ltd.	Company	Presbyterian/Lawrence Hospital
LESLIE F. FOLEY	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Attorney	Of Counsel,	Chairman,
	McDonald Carano Wilson LLP	Zizza & Associates Corp.
*Interested Trustee

Officers

JOHN C. BALL	RICHARD J. WALZ
President and Treasurer	Chief Compliance Officer

PETER GOLDSTEIN
Secretary and Vice President

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC
Keeley-Teton Advisors, LLC*
Transfer Agent and Disbursing Agent	Legal Counsel
DST Asset Manager Solutions, Inc.	Paul Hastings LLP

*Investment Adviser of TETON Westwood
SmallCap Equity Fund

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ123SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.7%
	Aerospace and Defense — 3.9%
161,500	Aerojet Rocketdyne Holdings Inc.†	$813,124	$9,071,455
119,400	Allied Motion Technologies Inc.	2,868,679	4,614,810
147,000	Avio SpA	2,065,150	1,487,403
105,503	Innovative Solutions and Support Inc.†	394,554	774,392
7,000	Kratos Defense & Security Solutions Inc.†	42,963	94,360
60,600	Park Aerospace Corp.	945,537	815,070
		7,130,007	16,857,490

	Agriculture — 0.9%
215	J.G. Boswell Co.	136,405	148,350
195,000	Limoneira Co.	3,559,244	3,248,700
370,000	S&W Seed Co.†	1,276,958	534,650
		4,972,607	3,931,700

	Automotive — 2.0%
36,660	Rush Enterprises Inc., Cl. A	448,153	2,001,636
81,000	Rush Enterprises Inc., Cl. B	1,085,928	4,851,090
5,900	TravelCenters of America Inc.†	171,492	510,350
52,400	Wabash National Corp.	98,940	1,288,516
		1,804,513	8,651,592

	Automotive: Parts and Accessories — 3.2%
280,500	Commercial Vehicle Group Inc.†	2,521,757	2,047,650
47,500	Dana Inc.	320,625	714,875
50,000	Garrett Motion Inc.†	381,001	383,000
12,190	Gentherm Inc.†	177,000	736,520
242,000	Modine Manufacturing Co.†	3,090,991	5,578,100
18,000	Motorcar Parts of America Inc.†	236,616	133,920
80,000	Puradyn Filter Technologies Inc.†	13,773	8
40,000	Standard Motor Products Inc.	447,186	1,476,400
111,560	Strattec Security Corp.†	2,558,375	2,537,990
20,500	Titan International Inc.†	88,258	214,840
		9,835,582	13,823,303

	Aviation: Parts and Services — 3.6%
238,000	Astronics Corp.†	2,886,727	3,179,680
23,896	Astronics Corp., Cl. B†	144,647	262,856
176,540	Ducommun Inc.†	4,446,906	9,658,503
43,000	Heroux-Devtek Inc.†	562,613	416,160
84,000	Kaman Corp.	2,092,650	1,920,240
		10,133,543	15,437,439

	Broadcasting — 1.2%
305,000	Beasley Broadcast Group Inc., Cl. A†	1,407,747	251,167
216,000	Corus Entertainment Inc., Cl. B	368,906	274,895
295,145	Dish TV India Ltd., GDR†	226,437	44,272
241,120	Gray Television Inc.	265,142	2,102,566
86,600	Gray Television Inc., Cl. A	625,686	736,966
32,000	Sinclair Broadcast Group Inc., Cl. A	51,619	549,120
Shares		Cost	Market Value
150,000	Townsquare Media Inc., Cl. A	$1,160,428	$1,200,000
		4,105,965	5,158,986

	Building and Construction — 3.3%
60,000	Armstrong Flooring Inc.†	11,883	336
85,000	Gibraltar Industries Inc.†	1,986,381	4,122,500
5,000	Granite Construction Inc.	112,794	205,400
5,000	Herc Holdings Inc.	137,615	569,500
19,000	MYR Group Inc.†	382,027	2,394,190
62,000	The Monarch Cement Co.	1,660,295	7,002,900
		4,290,995	14,294,826

	Business Services — 1.8%
111,000	Diebold Nixdorf Inc.†	377,800	133,200
36,900	Du-Art Film Laboratories Inc.†(a)	239,850	352,764
4,100	Du-Art Film Laboratories Inc.†(a)	26,650	39,196
19,780	ICF International Inc.	474,386	2,169,866
31,400	KAR Auction Services Inc.†	165,651	429,552
221,000	PFSweb Inc.	1,239,102	937,040
10,000	Team Inc.†.	71,277	54,799
2,300,000	Trans-Lux Corp.†(b)	1,196,147	1,173,000
54,000	Viad Corp.†	1,321,396	1,125,360
83,000	Willdan Group Inc.†	2,422,872	1,296,460
		7,535,131	7,711,237

	Communications — 0.5%
179,000	Comtech Telecommunications Corp.	2,580,995	2,233,920

	Communications Equipment — 0.5%
63,000	Anterix Inc.†	2,137,687	2,081,520

	Computer Software and Services — 1.5%
4,000	Agilysys Inc.†	69,574	330,040
712,000	Alithya Group Inc., Cl. A†	1,694,600	1,416,880
134,000	American Software Inc., Cl. A	1,146,486	1,689,740
22,000	Avid Technology Inc.†	125,104	703,560
4,000	Cardlytics Inc.†	41,253	13,580
45,000	DHI Group Inc.†	81,549	174,600
10,000	Digi International Inc.†	124,708	336,800
10,000	Materialise NV, ADR†	58,532	83,000
137,000	Mitek Systems Inc.†	778,274	1,313,830
45,000	Otonomo Technologies Ltd.†	327,710	21,407
30,000	Playstudios Inc.†	173,653	110,700
1,000	Tyler Technologies Inc.†	16,928	354,640
		4,638,371	6,548,777

	Consumer Products — 2.3%
55,000	Acme United Corp.	968,676	1,265,000
27,700	Bassett Furniture Industries Inc.	394,203	493,060
850,000	Goodbaby International Holdings Ltd.†	228,494	66,052
5,000	Johnson Outdoors Inc., Cl. A	145,741	315,050
244,675	Lifetime Brands Inc.	2,597,276	1,438,689
367,600	Marine Products Corp.	2,603,261	4,848,644
14,000	MarineMax Inc.†	217,524	402,500
10,000	Nautilus Inc.†	38,938	13,400
20,600	Oil-Dri Corp. of America	398,914	857,166
5,700	PC Group Inc.†(a)	3,465	1
2,300,000	Playmates Holdings Ltd.	276,814	178,728
		7,873,306	9,878,290

See accompanying notes to financial statements.

1

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services — 0.5%
163,000	1-800-Flowers.com Inc., Cl. A†	$1,067,884	$1,874,500
63,400	Bowlin Travel Centers Inc.†	86,945	324,925
3,500	Carriage Services Inc.	53,964	106,820
		1,208,793	2,306,245

	Diversified Industrial — 12.0%
129,000	American Outdoor Brands Inc.†	1,290,395	1,269,360
133,000	Ampco-Pittsburgh Corp.†	597,069	325,850
211,300	Burnham Holdings Inc., Cl. A(b)	3,254,146	2,678,228
29,300	Chase Corp.	448,333	3,068,589
68,000	Columbus McKinnon Corp.	1,113,342	2,526,880
180,900	Distribution Solutions Group Inc.†	2,479,381	8,223,714
119,000	Graham Corp.†	1,268,974	1,556,520
2,000	Griffon Corp.	20,040	64,020
18,700	Haulotte Group SA	100,406	66,417
700	Hyster-Yale Materials Handling Inc.	20,560	34,923
267,000	Intevac Inc.†	1,308,413	1,957,110
10,000	John Bean Technologies Corp.	285,348	1,092,900
152,279	L.B. Foster Co., Cl. A†	2,214,940	1,748,163
7,800	MSA Safety Inc.	252,913	1,041,300
663,870	Myers Industries Inc.	11,018,398	14,226,734
192,500	Park-Ohio Holdings Corp.	3,961,093	2,325,400
19,500	RWC Inc.†	311,533	175,500
14,200	Standex International Corp.	577,271	1,738,648
93,000	Steel Partners Holdings LP†	1,446,285	4,081,724
234,000	Tredegar Corp.	3,596,386	2,136,420
116,000	Twin Disc Inc.†	1,491,106	1,115,920
		37,056,332	51,454,320

	Educational Services — 0.2%
95,000	Universal Technical Institute Inc.†	289,750	701,100

	Electronics — 5.7%
147,000	Arlo Technologies Inc.†	449,148	890,820
6,800	Badger Meter Inc.	116,613	828,376
121,000	Bel Fuse Inc., Cl. A(b)	2,195,722	4,394,720
160,000	CTS Corp.	1,485,086	7,913,600
55,000	Daktronics Inc.†	407,517	311,850
30,000	IMAX Corp.†	129,139	575,400
35,400	Kimball Electronics Inc.†	212,732	853,140
4,000	Mesa Laboratories Inc.	115,946	698,920
8,190	Methode Electronics Inc.	47,934	359,377
89,000	Stoneridge Inc.†	943,138	1,664,300
83,700	Ultra Clean Holdings Inc.†	202,907	2,775,492
143,000	Ultralife Corp.†	975,245	574,860
59,012	Vishay Precision Group Inc.†	1,581,342	2,464,341
		8,862,469	24,305,196

	Energy and Utilities: Natural Gas — 0.6%
7,000	Chesapeake Utilities Corp.	115,651	895,930
53,010	RGC Resources Inc.	447,868	1,229,302
3,500	Unitil Corp.	167,989	199,640
		731,508	2,324,872

	Energy and Utilities: Services — 0.4%
205,000	Alvopetro Energy Ltd.	244,734	1,092,120
Shares		Cost	Market Value
24,000	Dawson Geophysical Co.†	$62,929	$42,000
60,000	RPC Inc.	108,521	461,400
6,500	Subsea 7 SA, ADR	23,304	76,960
		439,488	1,672,480

	Energy and Utilities: Water — 1.6%
32,320	Artesian Resources Corp., Cl. A	835,884	1,789,235
9,500	Cadiz Inc.†	81,830	38,380
23,600	California Water Service Group	464,891	1,373,520
57,000	Consolidated Water Co. Ltd.	616,036	936,510
30,000	Energy Recovery Inc.†	85,397	691,500
5,200	Middlesex Water Co.	106,188	406,224
38,360	The York Water Co.	635,293	1,714,692
		2,825,519	6,950,061

	Entertainment — 0.5%
108,000	Borussia Dortmund GmbH & Co. KGaA†	704,771	481,388
1,500	Canterbury Park Holding Corp.	18,544	36,727
28,000	GAN Ltd.†	453,791	36,120
534,555	Sportech plc	223,541	125,951
17,000	World Wrestling Entertainment Inc., Cl. A	256,025	1,551,420
		1,656,672	2,231,606

	Environmental Control — 0.8%
39,200	Casella Waste Systems Inc., Cl. A†	152,882	3,240,272
15,000	Primo Water Corp.	121,162	230,250
		274,044	3,470,522

	Equipment and Supplies — 6.0%
14,000	AZZ Inc.	527,604	577,360
60,000	CIRCOR International Inc.†	1,343,177	1,867,200
153,054	Core Molding Technologies Inc.†	1,173,402	2,753,441
87,000	Federal Signal Corp.	526,183	4,716,270
40,000	Interpump Group SpA	246,542	2,240,577
145,000	Kimball International Inc., Cl. B	1,597,533	1,798,000
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	247,018
295,000	The Eastern Co.	5,522,320	5,746,600
86,000	The Gorman-Rupp Co.	2,006,289	2,150,000
67,500	The L.S. Starrett Co., Cl. A†	562,014	757,350
18,000	The Manitowoc Co. Inc.†	217,546	307,620
72,000	Titan Machinery Inc.†	912,575	2,192,400
32,500	TransAct Technologies Inc.†	107,732	201,175
		14,835,454	25,555,011

	Financial Services — 11.9%
2,000	Ameris Bancorp	16,876	73,160
22,000	Atlantic American Corp.	82,984	53,900
41,244	Atlantic Union Bankshares Corp.	1,287,637	1,445,602
13,800	Bank7 Corp.	303,600	338,790
9,660	Berkshire Hills Bancorp Inc.	167,758	242,080
2,560	Burke & Herbert Financial Services Corp.	81,686	188,160
15,240	Cadence Bank	467,192	316,382
79,800	Capital City Bank Group Inc.	1,945,755	2,338,938
8,000	Capitol Federal Financial Inc.	90,260	53,840
16,560	Citizens & Northern Corp.	325,075	354,053

See accompanying notes to financial statements.

2

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
5,000	ConnectOne Bancorp Inc.	$111,579	$88,400
28,300	Crazy Woman Creek Bancorp Inc.	489,014	666,607
9,745	Dime Community Bancshares Inc.	228,807	221,406
1,105	Farmers & Merchants Bank of Long Beach	6,057,140	6,685,250
40,000	Farmers National Banc Corp.	333,870	505,600
26,440	First Internet Bancorp	529,233	440,226
379,300	Flushing Financial Corp.	6,029,508	5,647,777
74,000	FNB Corp.	719,682	858,400
32,116	FS Bancorp Inc.	589,634	963,801
10	Guaranty Corp., Cl. A†(a)	137,500	55,000
15,000	Hanover Bancorp Inc.	315,000	270,000
25,600	HomeStreet Inc.	256,000	460,544
9,030	Hope Bancorp Inc.	47,336	88,675
101,791	I3 Verticals Inc., Cl. A†	1,759,853	2,496,933
17,000	ICC Holdings Inc.†	170,000	267,580
60,500	KKR & Co. Inc.	7,013	3,177,460
80,700	Legacy Housing Corp.†	966,583	1,836,732
700	LendingTree Inc.†	20,386	18,662
96,000	Medallion Financial Corp	349,594	736,320
4,197	Northrim BanCorp Inc.	91,497	198,014
19,390	OceanFirst Financial Corp.	359,396	358,327
10,000	Pacific Premier Bancorp Inc.	274,749	240,200
285,000	Post Holdings Partnering Corp., Cl. A†	2,847,578	2,884,200
32,000	Primis Financial Corp.	509,070	308,160
30,530	Renasant Corp.	329,484	933,607
5,978	Salisbury Bancorp Inc.	129,412	144,070
26,500	Sandy Spring Bancorp Inc.	880,394	688,470
3,000	Seacoast Banking Corp. of Florida	92,978	71,100
3,600	Security National Corp.	336,038	470,880
68,700	Silvercrest Asset Management Group Inc., Cl. A	933,267	1,248,966
6,750	Simmons First National Corp., Cl. A	152,916	118,058
75,010	Southern First Bancshares Inc.†	3,468,703	2,302,807
4,500	Southside Bancshares Inc.	153,548	149,400
9,200	SouthState Corp.	389,952	655,592
21,500	Sprott Inc.	491,480	785,708
64,500	Stellar Bancorp Inc.	1,815,905	1,587,345
30,000	Territorial Bancorp Inc.	749,890	579,300
5,500	Thomasville Bancshares Inc.	209,436	341,550
5,000	Towne Bank	146,110	133,250
10,010	TrustCo Bank Corp. NY	230,230	319,719
8,500	United Bankshares Inc.	275,405	299,200
51,152	Valley National Bancorp	344,052	472,645
31,800	Value Line Inc.	314,878	1,536,894
40,410	Washington Trust Bancorp Inc.	903,792	1,400,611
71,520	Waterstone Financial Inc.	761,939	1,082,098
84,580	Western New England Bancorp Inc.	720,641	694,402
170,000	Wright Investors’ Service Holdings Inc.†	96,175	32,300
		41,895,470	50,927,151
Shares		Cost	Market Value
	Food and Beverage — 2.3%
84,600	Andrew Peller Ltd., Cl. A	$357,330	$293,581
15,000	BellRing Brands Inc.†	210,000	510,000
1,900	Bridgford Foods Corp.†	32,687	26,410
48,000	Calavo Growers Inc.	1,428,671	1,380,960
136,000	Corby Spirit and Wine Ltd., Cl. A	2,040,176	1,554,717
317,000	Crimson Wine Group Ltd.†	2,783,018	1,949,550
414,000	Farmer Brothers Co.†	3,501,914	1,598,040
1,350	Hanover Foods Corp., Cl. A	106,855	67,122
300	Hanover Foods Corp., Cl. B	28,206	16,200
21,000	Iwatsuka Confectionery Co. Ltd.	727,260	746,526
1,200	J & J Snack Foods Corp.	17,298	177,864
1,400	John B Sanfilippo & Son Inc.	62,433	135,688
70,000	Premier Foods plc	32,686	105,349
1,510	Rock Field Co. Ltd.	11,171	17,798
4,600	Scheid Vineyards Inc., Cl. A†	56,199	78,522
300	Seneca Foods Corp., Cl. A†	4,575	15,681
4,000	T. Hasegawa Co. Ltd.	83,685	89,505
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	391,905
207,400	Vitasoy International Holdings Ltd.	108,284	401,595
23,000	Willamette Valley Vineyards Inc.†	88,087	141,680
		12,025,712	9,698,693

	Health Care — 5.1%
65,000	Accuray Inc.†	293,403	193,050
5,700	Boiron SA	96,539	245,411
10,000	Cardiovascular Systems Inc.†	102,883	198,600
9,000	CareDx Inc.†	47,818	82,260
3,000	Collegium Pharmaceutical Inc.†	55,288	71,970
7,400	Conformis Inc.†	284,453	11,840
228,660	Cutera Inc.†	3,480,605	5,400,949
35,142	Electromed Inc.†	76,795	365,477
60,500	Exelixis Inc.†	115,252	1,174,305
200,000	InfuSystem Holdings Inc.†	640,498	1,550,000
21,730	Integer Holdings Corp.†	452,207	1,684,075
10,000	Invitae Corp.†	66,545	13,500
38,000	iSpecimen Inc.†	171,820	51,300
5,500	LeMaitre Vascular Inc.	133,878	283,085
212,000	Neogen Corp.†	306,519	3,926,240
60,500	NeoGenomics Inc.†	196,109	1,053,305
58,000	Neuronetics Inc.†	405,420	168,780
6,500	Omnicell Inc.†	104,912	381,355
190,000	OPKO Health Inc.†	467,647	277,400
21,000	Option Care Health Inc.†	182,763	667,170
60,380	Orthofix Medical Inc.†	1,325,835	1,011,365
33,700	Paratek Pharmaceuticals Inc.†	155,530	85,598
2,500	QuidelOrtho Corp.†	27,931	222,725
1,300	STERIS plc	51,834	248,664
46,400	SurModics Inc.†	908,009	1,056,992
69,611	United-Guardian Inc	621,920	646,686
1,000	Utah Medical Products Inc.	25,584	94,770
20,000	Zealand Pharma A/S†	242,307	625,387
		11,040,304	21,792,259

	Hotels and Gaming — 6.0%
22,964	Bally’s Corp.†	654,013	448,257
19,051	Boyd Gaming Corp.	100,130	1,221,550

See accompanying notes to financial statements.

3

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
20,200	Caesars Entertainment Inc.†	$82,244	$985,962
1,800	Churchill Downs Inc.	35,274	462,690
1,211,119	Full House Resorts Inc.†	3,339,101	8,756,391
180,885	Gambling.com Group Ltd.†	1,410,960	1,792,570
20,953	Genius Sports Ltd.†	100,721	104,346
120,700	Golden Entertainment Inc.†	1,377,499	5,251,657
280,221	Inspired Entertainment Inc.†	1,716,107	3,584,027
232,000	PlayAGS Inc.†	1,834,875	1,658,800
20,000	Rush Street Interactive Inc.†	230,786	62,200
72,500	The Marcus Corp.	941,927	1,160,000
		11,823,637	25,488,450

	Machinery — 4.4%
180,000	Astec Industries Inc.	6,316,469	7,425,000
4,400	DMG Mori AG	22,722	202,324
475,000	Gencor Industries Inc.†	3,073,608	7,300,750
22,650	Tennant Co.	641,403	1,552,205
16,220	The Middleby Corp.†	159,792	2,378,014
11,100	Williams Industrial Services Group Inc.†	41,418	11,433
		10,255,412	18,869,726

	Manufactured Housing and Recreational Vehicles — 3.7%
17,540	Cavco Industries Inc.†	1,194,401	5,573,160
107,250	Nobility Homes Inc.	1,551,680	2,922,562
71,000	Skyline Champion Corp.†	475,574	5,341,330
36,400	Winnebago Industries Inc.	340,866	2,100,280
		3,562,521	15,937,332

	Metals and Mining — 0.1%
36,000	Osisko Gold Royalties Ltd.	459,490	568,968
400,000	Tanami Gold NL†	17,083	10,160
		476,573	579,128

	Paper and Forest Products — 0.1%
26,550	Keweenaw Land Association Ltd.†	2,229,847	588,083

	Publishing — 0.8%
6,100	DallasNews Corp.	47,294	26,962
21,000	Lee Enterprises Inc.†	472,967	261,450
339,800	The E.W. Scripps Co., Cl. A†	1,693,211	3,197,518
		2,213,472	3,485,930

	Real Estate — 2.9%
116,000	AmBase Corp.†	123,534	11,716
116,300	Capital Properties Inc., Cl. A	1,242,522	1,305,468
30,000	DREAM Unlimited Corp., Cl. A	331,539	525,416
19,500	FRP Holdings Inc.†	636,516	1,128,660
19,040	Gyrodyne LLC†	445,774	162,792
6,200	Holobeam Inc.†	100,461	195,300
70,000	Indus Realty Trust Inc., REIT	1,860,007	4,640,300
283,269	Reading International Inc., Cl. A†	2,030,875	920,624
74,400	Reading International Inc., Cl. B†	674,532	1,584,720
2,508	Royalty LLC†(a)	0	765
98,000	Tejon Ranch Co.†	1,965,828	1,790,460
350,000	Trinity Place Holdings Inc.†	1,188,721	168,000
		10,600,309	12,434,221

	Restaurants — 3.9%
57,000	Denny’s Corp.†	384,205	636,120
Shares		Cost	Market Value
213,684	Nathan’s Famous Inc.(b)	$3,227,308	$16,154,510
		3,611,513	16,790,630

	Retail — 1.2%
16,000	Big 5 Sporting Goods Corp.	86,312	123,040
4,000	Ingles Markets Inc., Cl. A	71,077	354,800
23,000	Lands’ End Inc.†	368,564	223,560
20,000	La-Z-Boy Inc.	432,258	581,600
29,500	Movado Group Inc.	273,765	848,715
16,000	Natural Grocers by Vitamin Cottage Inc.	231,232	188,000
1,000	PetMed Express Inc.	15,765	16,240
25,000	Sportsman’s Warehouse Holdings Inc.†	266,613	212,000
108,747	Village Super Market Inc., Cl. A	2,784,360	2,488,131
		4,529,946	5,036,086

	Semiconductors — 0.0%
7,500	SkyWater Technology Inc.†	71,442	85,350

	Specialty Chemicals — 1.7%
22,000	American Vanguard Corp.	444,930	481,360
71,840	Hawkins Inc.	1,276,016	3,145,155
3,500	Minerals Technologies Inc.	101,755	211,470
100,000	Navigator Holdings Ltd.†	939,625	1,400,000
56,100	Neo Performance Materials Inc.	695,342	385,208
25,000	Teraoka Seisakusho Co. Ltd.	183,098	58,369
66,900	The General Chemical Group Inc.†(a)	6,021	0
192,174	Treatt plc	1,033,807	1,379,723
		4,680,594	7,061,285

	Telecommunications — 0.6%
56,000	A10 Networks Inc.	360,524	867,440
10,500	Frequency Electronics Inc.	112,287	72,345
270,000	INNOVATE Corp.†	798,431	801,900
30,000	Nuvera Communications Inc.	219,358	441,000
3,300	Preformed Line Products Co.	233,120	422,532
5,000	Shenandoah Telecommunications Co.	25,355	95,100
		1,749,075	2,700,317

	Transportation — 0.0%
6,000	Patriot Transportation Holding Inc.†	94,813	47,460

	TOTAL COMMON STOCKS	256,079,371	419,102,594

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.1%
17,300	Jungheinrich AG	47,481	603,381

	Financial Services — 0.1%
12,200	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	145,498	282,552

	TOTAL PREFERRED STOCKS	192,979	885,933

See accompanying notes to financial statements.

4

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	RIGHTS — 0.1%
	Energy and Utilities: Services — 0.1%
85,500	Pineapple Energy Inc., CVR†(a)	$0	$301,815

	Health Care — 0.0%
8,000	Progenics Pharmaceuticals Inc., CVR†	0	4,000
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 01/02/24†(a)	103,591	0
		103,591	4,000

	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	33,000

	TOTAL RIGHTS	148,585	338,815

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†(a)	0	652

	Computer Software and Services — 0.0%
9,000	Otonomo Technologies Ltd., expire 08/13/26†	12,907	277

	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	32,110	25,845

	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	0	3,699

	Financial Services — 0.0%
95,000	Post Holdings Partnering Corp., expire 04/12/26†	5,272	14,250

	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 07/27/25†	7,979	32,882
8,737	Option Care Health Inc., Cl. B, expire 12/31/25†	7,554	26,611
		15,533	59,493

	TOTAL WARRANTS	65,822	104,216

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$4,025,000	U.S. Treasury Bills,
	4.582% to 4.884%††, 05/25/23 to 06/22/23	3,990,724	3,992,743

	TOTAL MISCELLANEOUS INVESTMENTS — 0.2%(c)	741,089	697,830

	TOTAL INVESTMENTS — 99.1%	$261,218,570	425,122,131

	Other Assets and Liabilities (Net) — 0.9%		3,799,262

	NET ASSETS — 100.0%		$428,921,393

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.